     As filed with the Securities and Exchange Commission on August 29, 2002


                                File No. 333-45431
                                           2-81647
                                           2-81650
                                           2-89794
                                          33-72572
                                          33-84950
                                          33-12278
                                          33-33756
                                         333-25253
                                           2-81648
                                           2-94211
                                         333-01551
                                           2-57609
                                File No. 811-08629
                                         811-03659
                                         811-03660
                                         811-04005
                                         811-08186
                                         811-08804
                                         811-05045
                                         811-06059
                                         811-08185
                                         811-03662
                                         811-04201
                                         811-07557
                                         811-02630

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 / X  /
                                                                        -----

         Pre-Effective Amendment No.                                    /     /
                                     -------                            -----

         Post-Effective Amendment No.    26*                            / X  /
                                      --------                          -----

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                          / X  /
                                                                        -----

         Amendment No.    14*                                           / X  /
                       ---------                                        -----

                           HARTFORD SERIES FUND, INC.
                        HARTFORD ADVISERS HLS FUND, INC.
                          HARTFORD BOND HLS FUND, INC.
                   HARTFORD CAPITAL APPRECIATION HLS FUND, INC.
                    HARTFORD DIVIDEND AND GROWTH HLS FUND, INC.
                       HARTFORD GLOBAL ADVISERS HLS FUND, INC.
                           HARTFORD INDEX HLS FUND, INC.
               HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND, INC.
                          HARTFORD MIDCAP HLS FUND, INC.
                        HARTFORD MONEY MARKET HLS FUND, INC.
                    HARTFORD MORTGAGE SECURITIES HLS FUND, INC.
                       HARTFORD SMALL COMPANY HLS FUND, INC.
                          HARTFORD STOCK HLS FUND, INC.

               (Exact Name of Registrant as Specified in Charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number including Area Code: (860) 297-6443

                             Kevin J. Carr, Esquire
                   The Hartford Financial Services Group, Inc.
                               Investment Law Unit
                              55 Farmington Avenue
                           Hartford, Connecticut 06105
                     (Name and Address of Agent for Service)

                                    Copy to:
                            Timothy W. Diggins, Esquire
                                  Ropes & Gray
                              One Intenational Place
                            Boston, Massachusetts 02110


It is proposed that this filing will become effective (check appropriate box):

     __X__ immediately upon filing pursuant to paragraph (b) of Rule 485
     _____ on _________________ pursuant to paragraph (b) of Rule 485

     _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____ on _________________ pursuant to paragraph (a)(1) of Rule 485
     _____ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
     _____ on _________________ pursuant to paragraph (a)(2) of Rule 485



*The following amendment numbers apply to this amendment, as shown below in respect of each registrant, for purposes of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"):

                                                             Amendment No.

                                                         1933 Act      1940 Act

Hartford Series Fund, Inc.                               16            14
Hartford Advisers HLS Fund, Inc.                         26            26
Hartford Bond HLS Fund, Inc.                             25            25
Hartford Capital Appreciation HLS Fund, Inc.             26            26
Hartford Dividend And Growth HLS Fund, Inc.              12            13
Hartford Global Advisers HLS Fund, Inc.                  10            10
Hartford Index HLS Fund, Inc.                            22            22
Hartford International Opportunities HLS Fund, Inc.      17            17
Hartford MidCap HLS Fund, Inc.                            9            10
Hartford Money Market HLS Fund, Inc.                     28            28
Hartford Mortgage Securities HLS Fund, Inc.              25            25
Hartford Small Company HLS Fund, Inc.                    10            10
Hartford Stock HLS Fund, Inc.                            38            38

Pursuant to Rule 414 under the Securities Act of 1933, as amended (the "1933 Act"), Hartford Series Fund, Inc. (File No. 811-08629) ("Hartford Series Fund"), on behalf of each of the various series of Hartford Series Fund listed below, hereby expressly adopts the registration statement under the 1933 Act of the corresponding registrant listed below as its own for all purposes of the 1933 Act and the Securities Exchange Act of 1934, as amended. Each such registration statement adopted on behalf of a series of Hartford Series Fund shall relate only to the issuance of shares of that series and of no other series of Hartford Series Fund.

NAME OF REGISTRANT                                     SERIES OF HARTFORD SERIES FUND
------------------                                     ------------------------------
Hartford Advisers HLS Fund, Inc.                       Hartford Advisers HLS Fund
Hartford Bond HLS Fund, Inc.                           Hartford Bond HLS Fund
Hartford Capital Appreciation HLS Fund, Inc.           Hartford Capital Appreciation HLS Fund
Hartford Dividend And Growth HLS Fund, Inc.            Hartford Dividend And Growth HLS Fund
Hartford Global Advisers HLS Fund, Inc.                Hartford Global Advisers HLS Fund
Hartford Index HLS Fund, Inc.                          Hartford Index HLS Fund
Hartford International Opportunities HLS Fund, Inc.    Hartford International Opportunities HLS Fund
Hartford MidCap HLS Fund, Inc.                         Hartford MidCap HLS Fund
Hartford Money Market HLS Fund, Inc.                   Hartford Money Market HLS Fund
Hartford Mortgage Securities HLS Fund, Inc.            Hartford Mortgage Securities HLS Fund
Hartford Small Company HLS Fund, Inc.                  Hartford Small Company HLS Fund
Hartford Stock HLS Fund, Inc.                          Hartford Stock HLS Fund

In addition, this amendment amends the registration statement of Hartford Series Fund under the Investment Company Act of 1940, as amended (the "1940 Act"), to add thereto each of the series of Hartford Series Fund listed above.

This amendment is being filed to reflect the assumption of the registration statements of the various registrants under the 1933 Act described above, and to reflect the addition to the registration statement of Hartford Series Fund under the 1940 Act of the series listed above and the cessation by each of the registrants listed above (other than Hartford Series Fund) of active operations under the 1940 Act.

No change to the Prospectus or Statement of Additional Information of any registrant is being effected by this amendment, other than as provided in the Supplement to Combined Statement of Additional Information appearing immediately after this page.

                       Supplement dated August 29, 2002 to
         Combined Statement of Additional Information dated May 1, 2002

                          CLASS IA AND CLASS IB SHARES

     1. The date of the Combined Statement of Additional Information is hereby changed to August 29, 2002.


     2. Each of the Funds listed below has been reorganized as an investment portfolio (series) of Hartford Series Fund, Inc., with the same name (except that the name does not include the term "Inc.").


                  HARTFORD CAPITAL APPRECIATION HLS FUND, INC.
                   HARTFORD DIVIDEND AND GROWTH HLS FUND, INC.
                          HARTFORD INDEX HLS FUND, INC.
               HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND, INC.
                         HARTFORD MIDCAP HLS FUND, INC.
                      HARTFORD SMALL COMPANY HLS FUND, INC.
                          HARTFORD STOCK HLS FUND, INC.
                        HARTFORD ADVISERS HLS FUND, INC.
                     HARTFORD GLOBAL ADVISERS HLS FUND, INC.
                          HARTFORD BOND HLS FUND, INC.
                   HARTFORD MORTGAGE SECURITIES HLS FUND, INC.
                      HARTFORD MONEY MARKET HLS FUND, INC.


Hartford Series Fund, Inc. is a Maryland corporation registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. Hartford Series Fund, Inc. issues a separate series of shares of common stock for each Fund, representing a fractional undivided interest in the Fund. Each such series of shares is subdivided into two classes, Class IA and IB.

3. The Section of the Combined Statement of Additional Information entitled "Fundamental Restrictions of the Funds" (Subsection A under Investment Objectives and Policies) is hereby deleted in its entirety and replaced with the following:


     A.   FUNDAMENTAL RESTRICTIONS OF THE FUNDS

          Each Hartford HLS Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the applicable Hartford HLS Fund's outstanding voting securities. Under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in the prospectuses and this SAI, approval of a "majority of the outstanding voting securities" of a Hartford HLS Fund means the approval of the lesser of (1) the holders of 67% or more of the shares of a Hartford HLS Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Hartford HLS Fund are present in person or by proxy, or (2) the holders of more than 50% of the outstanding shares of the Hartford HLS Fund.

          The investment objective and principal investment strategies of the Hartford HLS Funds are set forth in the prospectuses. Set forth below are the fundamental investment restrictions and policies applicable to the Hartford HLS Funds followed by certain non-fundamental restrictions and policies applicable to the Hartford HLS Funds.

          1. Each Hartford HLS Fund will not borrow money or issue any class of senior securities except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority.

          2. Each Hartford HLS Fund (except Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund and Global Technology HLS Fund) will not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose zprincipal business activities are in the same industry.

          3. Global Communications HLS Fund normally invests at least 25% of its total assets, in the aggregate, in the following industries:
     telecommunication services and media.

          4. Global Financial Services HLS Fund normally invests at least 25% of its total assets, in the aggregate, in the following industries: banks, diversified financials, and insurance.

          5. Global Health HLS Fund will normally invest at least 25% of its total assets, in the aggregate, in the following industries:
     pharmaceuticals and biotechnology, medical products, and health services.

          6. Global Technology HLS Fund will normally invest at least 25% of its total assets, in the aggregate, in the following industries: technology hardware and equipment, software and computer services, commercial services and supplies, electronics, and communication equipment.

          7. Each Hartford HLS Fund will not make loans, except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority.

          8. Each Hartford HLS Fund will not act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws.

          9. Each Hartford HLS Fund will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein.

          10. Each Hartford HLS Fund will not purchase or sell commodities or commodities contracts, except that the Fund may purchase or sell financial futures contracts, options on financial futures contracts and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions of any kind.

          The investment objective of each Hartford HLS Fund is non-fundamental and may be changed without a shareholder vote.

4.(a)   The following information is added to the table entitled
        "Non-Interested Directors" appearing on page 17 of the Statement of Additional Information.

         -------------------- -------------- --------------- ----------------------- -------------- -----------------
                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                                TERM OF                                 IN FUND
                                POSITION      OFFICE* AND          PRINCIPAL            COMPLEX          OTHER
           NAME, AGE AND        HELD WITH      LENGTH OF     OCCUPATION(S) DURING     OVERSEEN BY     DIRECTORSHIPS
               ADDRESS        THE COMPANIES   TIME SERVED         LAST 5 YEARS          DIRECTOR     HELD BY DIRECTOR
         -------------------- -------------- --------------- ----------------------- -------------- -----------------
         Dr. Robert M. Gavin  Director       Since July      Mr. Gavin is an             24         Mr. Gavin is a
         (age 61)                            16, 2002        educational                            Director of
                                                             consultant.  Prior to                  Systems &
         c/o Secretary                                       September 1, 2001, he                  Computer
         Hartford Series                                     was President of                       Technology
           Fund, Inc.                                        Cranbrook Education                    Corporation
         55 Farmington                                       Community; and prior
         Avenue                                              to July 1996, he was
         Hartford, CT 06105                                  President of
                                                             Macalester College,
                                                             St. Paul, MN.
         -------------------- -------------- --------------- ----------------------- -------------- -----------------

         -------------------- -------------- --------------- ----------------------- -------------- -----------------
         Phillip O.           Director       Since July      Mr. Peterson is a           24         N/A
         Perterson                           16, 2002        mutual fund industry
         (age 57)                                            consultant.  He was
                                                             a Partner of KPMG LLP
         c/o Secretary                                       through June 1999.
         Hartford Series
           Fund, Inc.
         55 Farmington
         Avenue
         Hartford, CT 06105
         -------------------- -------------- --------------- ----------------------- -------------- -----------------

  (b) The following information is added to the table appearing on page 22 of the Statement of Additional Information.

         ---------------------------------------- --------------------------- -----------------------------
                                                                               AGGREGATE DOLLAR RANGE OF
                                                                                EQUITY SECURITIES IN ALL
                                                                                 REGISTERED INVESTMENT
                                                                                 COMPANIES OVERSEEN BY
                                                    DOLLAR RANGE OF EQUITY       DIRECTOR IN FAMILY OF
                    NAME OF DIRECTOR                 SECURITIES IN FUND*          INVESTMENT COMPANIES
                    ----------------                 ------------------           --------------------
         Robert M. Gavin                          None                              $10,001-$50,000
         ---------------------------------------- --------------------------- -----------------------------

         ---------------------------------------- --------------------------- -----------------------------
         Phillip O. Peterson                      None                                    None
         ---------------------------------------- --------------------------- -----------------------------

  (c) The following information is added to the table appearing on page 24 under the heading "Compensation of Officers and Directors".


       -------------------------------- ------------------- ---------------- ---------------- --------------------
                                                               PENSION OR
                                                               RETIREMENT
                                                                BENEFITS                       TOTAL COMPENSATION
                                             AGGREGATE         ACCRUED AS        ESTIMATED      FROM THE HARTFORD
                                         COMPENSATION FROM       PART OF          ANNUAL       HLS FUNDS AND FUND
                                            THE HARTFORD      HARTFORD HLS     BENEFITS UPON     COMPLEX PAID TO
           NAME OF PERSON, POSITION          HLS FUNDS        FUND EXPENSES     RETIREMENT         DIRECTORS*
           ------------------------          ---------        -------------     ----------         ---------
       Robert M. Gavin, Director              $12,850              $0               $0               $44,250
       --------------------------------- ------------------- ---------------- ---------------- --------------------

       --------------------------------- ------------------- ---------------- ---------------- --------------------
       Phillip O. Peterson, Director          $12,900              $0               $0               $44,700
       --------------------------------- ------------------- ---------------- ---------------- --------------------


  (d) Mr. Thomas M. Marra, about whom information appears on page 19 of the Statement of Additional Information, was elected a Director and Chairman of all of the Hartford HLS Funds on August 1, 2002.


5. Ernst & Young LLP has been selected as independent accountants for each Hartford HLS Fund's current fiscal year. The address of Ernst & Young LLP is Goodwin Square, 225 Asylum Street, Hartford, CT 06103.


6. The reference to "July 24, 2001" in the first paragraph on page 23 of the Statement of Additional Information is deleted and replaced with "August 1, 2002."

                COMBINED STATEMENT OF ADDITIONAL INFORMATION

                  COMBINED STATEMENT OF ADDITIONAL INFORMATION

                  HARTFORD CAPITAL APPRECIATION HLS FUND, INC.
                   HARTFORD DIVIDEND AND GROWTH HLS FUND, INC.
                          HARTFORD INDEX HLS FUND, INC.
               HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND, INC.
                         HARTFORD MIDCAP HLS FUND, INC.
                      HARTFORD SMALL COMPANY HLS FUND, INC.
                          HARTFORD STOCK HLS FUND, INC.
                        HARTFORD ADVISERS HLS FUND, INC.
                     HARTFORD GLOBAL ADVISERS HLS FUND, INC.
                          HARTFORD BOND HLS FUND, INC.
                   HARTFORD MORTGAGE SECURITIES HLS FUND, INC.
                      HARTFORD MONEY MARKET HLS FUND, INC.

                           HARTFORD SERIES FUND, INC.
                                   INCLUDING:
                     HARTFORD GLOBAL COMMUNICATIONS HLS FUND
                   HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
                         HARTFORD GLOBAL HEALTH HLS FUND
                       HARTFORD GLOBAL TECHNOLOGY HLS FUND
              HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
                             HARTFORD VALUE HLS FUND
                  HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
                         HARTFORD MIDCAP VALUE HLS FUND
                             HARTFORD FOCUS HLS FUND
                         HARTFORD FOCUS GROWTH HLS FUND
                            HARTFORD GROWTH HLS FUND
                        HARTFORD GLOBAL LEADERS HLS FUND
                       HARTFORD GROWTH AND INCOME HLS FUND
                          HARTFORD HIGH YIELD HLS FUND

                          CLASS IA and CLASS IB SHARES

          This combined Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the prospectus for the Fund in question. The Funds' audited financial statements as of December 31, 2001 appearing in the Annual Reports to Shareholders of each of the Hartford HLS Funds (as hereinafter defined) or Hartford Series Fund, Inc., as applicable, are incorporated herein by reference. A free copy of each Annual Report and each prospectus is available upon request by writing to or calling: Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085, 1-800-862-6668.

Date of Prospectuses:  May 1, 2002
Date of Statement of Additional Information:  May 1, 2002

                                TABLE OF CONTENTS                           PAGE

GENERAL INFORMATION                                                           1
INVESTMENT OBJECTIVES AND POLICIES                                            2
HARTFORD HLS FUND MANAGEMENT                                                 16
INVESTMENT MANAGEMENT ARRANGEMENTS                                           24
PORTFOLIO TRANSACTIONS AND BROKERAGE                                         29
HARTFORD HLS FUND EXPENSES                                                   32
HARTFORD HLS FUND ADMINISTRATION                                             32
DISTRIBUTION ARRANGEMENTS                                                    33
PURCHASE AND REDEMPTION OF SHARES                                            35
SUSPENSION OF REDEMPTIONS                                                    35
DETERMINATION OF NET ASSET VALUE                                             35
OWNERSHIP AND CAPITALIZATION OF THE HARTFORD HLS FUNDS                       36
INVESTMENT PERFORMANCE                                                       37
TAXES                                                                        45
CUSTODIAN                                                                    49
TRANSFER AGENT                                                               49
DISTRIBUTOR                                                                  49
INDEPENDENT PUBLIC ACCOUNTANTS                                               49
OTHER INFORMATION                                                            49
FINANCIAL STATEMENTS                                                         50
APPENDIX                                                                    A-1

                               GENERAL INFORMATION

          This SAI relates to twenty-six mutual funds (each a "Hartford HLS Fund" and together the "Hartford HLS Funds") which serve as the underlying investment vehicles for variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company and other insurance companies and for certain qualified retirement plans. (As of the date of this SAI, Focus Growth HLS Fund is not yet available.) Each Hartford HLS Fund offers two classes of shares: Class IA and Class IB. HL Investment Advisors, LLC ("HL Advisors") is the investment manager and Hartford Life Insurance Company ("Hartford Life") provides administrative services to each Hartford HLS Fund. HL Advisors and Hartford Life are indirect wholly owned subsidiaries of The Hartford Financial Services Group, Inc., ("The Hartford") an insurance holding company with over $181.2 billion in assets as of December 31, 2001. In addition, Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO(R)"), an affiliate of HL Advisors, are sub-advisers to certain of the Hartford HLS Funds. HIMCO is a wholly owned subsidiary of The Hartford. The Hartford also sponsors a family of mutual funds that is offered directly to the public. Hartford Investment Financial Services, LLC ("HIFSCO"), a wholly owned subsidiary of The Hartford, is the investment manager and principal underwriter to that fund family.

          The Global Health HLS Fund, Global Technology HLS Fund, Global Leaders HLS Fund, Growth and Income HLS Fund, High Yield HLS Fund, Global Communications HLS Fund, Global Financial Services HLS Fund, Growth HLS Fund, Focus HLS Fund, Focus Growth HLS Fund, International Capital Appreciation HLS Fund, International Small Company HLS Fund, Value HLS Fund and MidCap Value HLS Fund are investment portfolios (series) of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. Hartford Series Fund, Inc. issues a separate series of shares of common stock for each Fund, representing a fractional undivided interest in the Fund. Each such series of shares is subdivided into two classes, Class IA and IB. Each of the other Hartford HLS Funds is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. These Funds also issue common stock in the same two classes (Class IA and Class IB).

          Each Hartford HLS Fund is a diversified fund, other than the Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Technology HLS Fund and Focus HLS Fund, which are non-diversified funds.

          The board of directors may reclassify authorized shares to increase or decrease the allocation of shares in each Hartford HLS Fund. The board of directors is also authorized, from time to time and without further shareholder approval, to authorize additional shares of any Hartford HLS Fund or to classify and reclassify existing and new funds into one or more classes. A reference to the "board of directors" shall refer to the board of directors of the corporation in question (or, as the case may be, to the board of directors of the corporation of which the fund in question is a series).

          The year of each Hartford HLS Fund's organization is as follows:

Stock HLS Fund                                             1977
Bond HLS Fund                                              1977
Money Market HLS Fund                                      1980
Advisers HLS Fund                                          1983
Capital Appreciation HLS Fund                              1983
Mortgage Securities HLS Fund                               1985
Index HLS Fund                                             1987
International Opportunities HLS Fund                       1990
Dividend and Growth HLS Fund                               1994
Global Advisers HLS Fund                                   1995
Small Company HLS Fund                                     1996
MidCap HLS Fund                                            1997
Global Leaders HLS Fund                                    1998
Growth and Income HLS Fund                                 1998
High Yield HLS Fund                                        1998
Global Health HLS Fund                                     2000
Global Technology HLS Fund                                 2000
Global Communications HLS Fund                             2000
Global Financial Services HLS Fund                         2000
Growth HLS Fund                                            2000
Focus HLS Fund                                             2000
International Capital Appreciation HLS Fund                2001
International Small Company HLS Fund                       2001
Value HLS Fund                                             2001
MidCap Value HLS Fund                                      2001
Focus Growth HLS Fund                                      2001

                       INVESTMENT OBJECTIVES AND POLICIES

          Percentage limitations on investments described in this SAI or in any prospectus will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed below as fundamental or to the extent designated as such in any prospectus, the other investment policies described in this SAI or in any prospectus are not fundamental and may be changed without shareholder approval.

A.        FUNDAMENTAL RESTRICTIONS OF THE FUNDS

          Each Hartford HLS Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the applicable Hartford HLS Fund's outstanding voting securities. Under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in the prospectuses and this SAI, approval of a "majority of the outstanding voting securities" of a Hartford HLS Fund means the approval of the lesser of (1) the holders of 67% or more of the shares of a Hartford HLS Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Hartford HLS Fund are present in person or by proxy, or (2) the holders of more than 50% of the outstanding shares of the Hartford HLS Fund.

          The investment objective and principal investment strategies of the Hartford HLS Funds are set forth in the prospectuses. Set forth below are the fundamental investment restrictions and policies applicable to the Hartford HLS Funds followed by certain non-fundamental restrictions and policies applicable to the Hartford HLS Funds.

          For purposes of the fundamental investment restrictions, the Hartford HLS Funds are divided into two groups: Group A and Group B.

                       GROUP A                                              GROUP B
                       -------                                              -------
Global Health HLS Fund                                  Global Communications HLS Fund
Global Technology HLS Fund                              Global Financial Services HLS Fund
Capital Appreciation HLS Fund                           Focus HLS Fund
Dividend and Growth HLS Fund                            Growth HLS Fund
Global Leaders HLS Fund                                 Value HLS Fund
Growth and Income HLS Fund                              MidCap Value HLS Fund
Index HLS Fund                                          International Capital Appreciation HLS Fund
International Opportunities HLS Fund                    International Small Company HLS Fund
MidCap HLS Fund                                         Focus Growth HLS Fund
Small Company HLS Fund
Stock HLS Fund
Advisers HLS Fund
Global Advisers HLS Fund
Bond HLS Fund
High Yield HLS Fund
Mortgage Securities HLS Fund
Money Market HLS Fund

         Each Group A Hartford HLS Fund may not:

          1.   Issue senior securities.

          2. Borrow money, except from banks and then only if immediately after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act.

         Each Group B Hartford HLS Fund may not:

          1. Issue senior securities to the extent such issuance would violate applicable law.

          2. Borrow money, except (a) the Hartford HLS Fund may borrow from banks (as defined in the 1940 Act) and through reverse repurchase agreements in amounts up to 33.33% of its total assets (including the amount borrowed), (b) the Hartford HLS Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Hartford HLS Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) the Hartford HLS Fund may purchase securities on margin to the extent permitted by applicable law and (e) the Hartford HLS Fund may engage in transactions in mortgage dollar rolls which are accounted for as financings.

          Each Hartford HLS Fund may not:

          3. Invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities). This restriction does not apply to the Global Health HLS Fund, Global Technology HLS Fund, Global Communications HLS Fund or Global Financial Services HLS Fund. Nevertheless, the Global Health HLS Fund normally invests at least 25% of its total assets, in the aggregate, in the following industries: pharmaceuticals, medical products, and health services. Likewise, the Global Technology HLS Fund normally invests at least 25% of its total assets, in the aggregate, in the following industries: computers and computer equipment, software and computer services, electronics, and communications equipment.

          4. Make loans, except through (a) the purchase of debt obligations in accordance with the Hartford HLS Fund's investment objective and policies,
(b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of cash or securities as permitted by applicable law.

          5. Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Hartford HLS Fund may be deemed to be an underwriting.

          6.   Purchase or sell real estate, except that a Hartford HLS Fund may
(a) acquire or lease office space for its own use, (b) invest in securities of issuers that invest in real estate or interests therein, (E.G., real estate investment trusts) (c) invest in securities that are secured by real estate or interests therein, (d) purchase and sell mortgage-related securities, (e) hold and sell real estate acquired by the Hartford HLS Fund as a result of the ownership of securities and (f) invest in real estate limited partnerships.

          7. Invest in commodities or commodity contracts, except that the Hartford HLS Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

          8. With respect to 75% of a Hartford HLS Fund's total assets, except the Global Health HLS Fund, Global Technology HLS Fund, Global Communications HLS Fund, Global Financial Services HLS Fund and Focus HLS Fund, purchase securities of an issuer (other than cash, cash items or securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or authorities), if

               (a) such purchase would cause more than 5% of the Hartford HLS Fund's total assets taken at market value to be invested in the securities of such issuer; or

               (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Hartford HLS Fund.

B.        NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS

          The following restrictions are designated as non-fundamental and may be changed by the board of directors without the approval of shareholders.

          Each Hartford HLS Fund may not:

          1. Pledge, mortgage or hypothecate its assets, except to the extent required to secure permitted borrowings. This investment restriction shall not apply to any required segregated account, securities lending arrangements or other assets in escrow and collateral arrangements with respect to margin for futures contracts and related options.

          2. Purchase any securities on margin (except that a Hartford HLS Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities). The deposit or payment by a Hartford HLS Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

          3. Purchase securities while outstanding borrowings exceed 5% of the Hartford HLS Fund's total assets.

          4. Sell securities short or maintain a short position except for short sales against the box.

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          5.   Invest more than 20% of the value of its total assets in the securities of foreign issuers (30% for High Yield HLS Fund and Bond HLS Fund) and non-dollar securities (10% for High Yield HLS Fund and Bond HLS Fund). This policy does not apply to the Money Market HLS Fund or to Funds with the words GLOBAL or INTERNATIONAL in their name.

          6. Acquire any security that is not readily marketable if more than 15% of the net assets of the Hartford HLS Fund (10% for the Money Market HLS
Fund) taken at market value, would be invested in such securities.

          7. Enter into a stock index futures contract (by exercise of any option or otherwise) or acquire any options thereon, if immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on stock index futures contracts would exceed 5% of the value of its total assets.

C.        NON-FUNDAMENTAL TAX RESTRICTIONS OF THE HARTFORD HLS FUNDS

          Each Hartford HLS Fund must:

          1. Maintain its assets so that, at the close of each quarter of its taxable year,

               (a) at least 50 percent of the fair market value of its total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5 percent of the fair market value of the Hartford HLS Fund's total assets and 10 percent of the outstanding voting securities of such issuer, and

               (b) no more than 25 percent of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers controlled by the Hartford HLS Fund and engaged in the same, similar, or related trades or businesses.

          2. Maintain its assets so that it is adequately diversified within the meaning of Section 817(h) of the Internal Revenue Code and regulations thereunder. Generally, this means that at the close of each calendar quarter, or within 30 days thereafter,

               (a) no more than 55% of the value of the assets in the Hartford HLS Fund is represented by any one investment,

               (b) no more than 70% of the value of the assets in the Hartford HLS Fund is represented by any two investments,

               (c) no more than 80% of the value of the assets in the Hartford HLS Fund is represented by any three investments, and

               (d) no more than 90% of the value of the total assets of the Hartford HLS Fund is represented by any four investments. In determining whether the diversification standards are met, each U.S. Government agency or instrumentality shall be treated as a separate issuer.

D.        MISCELLANEOUS INVESTMENT STRATEGIES AND RISKS

          The investment objective and principal investment strategies for each Hartford HLS Fund are discussed in the Hartford HLS Fund's prospectus. A further description of certain investment strategies of each Hartford HLS

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Fund is set forth below. The percentage limits described in the sections below are based on market value and are determined as of the time of investment.

          Certain descriptions in each prospectus and this SAI of a particular investment practice or technique in which the Hartford HLS Funds may engage or a financial instrument which the Hartford HLS Funds may purchase are meant to describe the spectrum of investments that a Hartford HLS Fund's subadviser, in its discretion, might, but is not required to, use in managing a Hartford HLS Fund's portfolio assets in accordance with the Hartford HLS Fund's investment objective, policies, and restrictions. The subadviser, in its discretion, may employ such practice, technique, or instrument for one or more Hartford HLS Funds, but not necessarily for all Hartford HLS Funds for which it serves as subadviser. It is possible that certain types of financial instruments or techniques may not be available, permissible, or effective for their intended purposes in all markets.

          MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENT STRATEGIES In addition to the Money Market HLS Fund, which may hold cash and invest in money market instruments at any time, all other Hartford HLS Funds may hold cash and invest in high quality money market instruments under appropriate circumstances as determined by HIMCO or Wellington Management, subject to the overall supervision of HL Advisors. The Hartford HLS Funds may invest up to 100% of their assets in cash or money market instruments only for temporary defensive purposes.

          Money market instruments include: (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

          REPURCHASE AGREEMENTS A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. It may also be viewed as the loan of money by a Hartford HLS Fund to the seller. The resale price by the Hartford HLS Fund would be in excess of the purchase price, reflecting an agreed upon market interest rate.

          Each Hartford HLS Fund is permitted to enter into fully collateralized repurchase agreements. Each Hartford HLS Fund's board of directors has delegated to HIMCO or Wellington Management the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Hartford HLS Funds will engage in repurchase agreements.

          HIMCO or Wellington Management will monitor such transactions to ensure that the value of underlying collateral will be at least equal at all times to the total amount of the repurchase obligation, including the accrued interest. If the seller defaults, the Hartford HLS Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest.

          REVERSE REPURCHASE AGREEMENTS Certain Hartford HLS Funds may also enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a Hartford HLS Fund of portfolio assets concurrently with an agreement by a Hartford HLS Fund to repurchase the same assets at a later date at a fixed price. Reverse repurchase agreements carry the risk that the market value of the securities which a Hartford HLS Fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as a collateralized borrowing by a Hartford HLS Fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of a Hartford HLS Fund and, therefore, increases the possibility of fluctuation in a Hartford HLS Fund's net asset value.

          DEBT SECURITIES Each Hartford HLS Fund is permitted to invest in debt securities including: (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed securities (Global Health HLS Fund, Global Technology HLS Fund, International Opportunities HLS Fund, Global Advisers HLS Fund, Advisers HLS Fund, Bond HLS Fund, High Yield HLS Fund, Mortgage Securities HLS Fund and Money Market HLS Fund only); (4) mortgage-related securities, including collateralized mortgage obligations ("CMO's") (International Opportunities HLS Fund, Global Advisers HLS Fund, Advisers HLS Fund, Bond HLS Fund, High Yield HLS Fund and Mortgage Securities HLS Fund only); and (5) securities issued or guaranteed as to principal or interest by a foreign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers.

          INVESTMENT GRADE DEBT SECURITIES The Money Market HLS Fund is permitted to invest only in high quality, short term instruments as determined by Rule 2a-7 under the 1940 Act. Each of the other Hartford HLS Funds is permitted to invest in debt securities rated within the four highest rating categories (E.G., "Aaa", "Aa", "A" or "Baa" by Moody's or "AAA", "AA", "A" or "BBB" by S&P) (or, if unrated, securities of comparable quality as determined by HIMCO or Wellington Management). These securities are generally referred to as "investment grade securities." Each rating category has within it different gradations or sub-categories. If a Hartford HLS Fund is authorized to invest in a certain rating category, the Hartford HLS Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. If a security is downgraded to a rating category which does not qualify for investment, HIMCO or Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. Debt securities carrying the fourth highest rating (E.G., "Baa" by Moody's and "BBB" by S&P), and unrated securities of comparable quality (as determined by HIMCO or Wellington Management) are viewed to have adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such securities lack outstanding investment characteristics and do have speculative characteristics.

          HIGH YIELD-HIGH RISK SECURITIES Certain of the Hartford HLS Funds are permitted to invest up to 5%, and the Global Advisers HLS Fund is permitted to invest up to 15%, of its total assets in securities rated as low as "C" by Moody's or "CC" by S&P or of comparable quality if not rated. The Bond HLS Fund is permitted to invest up to 20% of its assets in securities rated in the highest level below investment grade (E.G., "Ba" for Moody's or "BB" by S&P), or if unrated, securities determined to be of comparable quality by HIMCO. Although the High Yield HLS Fund is permitted to invest up to 100% of its total assets in securities rated below investment grade, no more than 10% of its total assets will be invested in securities rated below "B3" by Moody's or "B-" by S&P, or if unrated, determined to be of comparable quality by HIMCO.

          Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." Each rating category has within it different gradations or sub-categories. For instance the "Ba" rating for Moody's includes "Ba3," "Ba2" and "Ba1." Likewise the S&P rating category of "BB" includes "BB+," "BB" and "BB-." If a Hartford HLS Fund is authorized to invest in a certain rating category, the Hartford HLS Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. Descriptions of the debt securities ratings system, including their speculative characteristics attributable to each ratings category, are set forth as an appendix to this SAI. Securities in the highest category below investment grade are considered to be of poor standing and predominantly speculative. These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by a Hartford HLS Fund with a commensurate effect on the value of a Hartford HLS Fund's shares. If a security is downgraded to a rating category which does not qualify for investment, HIMCO or Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term.

          MORTGAGE-RELATED SECURITIES The mortgage-related securities in which the International Opportunities HLS Fund, Global Advisers HLS Fund, Advisers HLS Fund, Bond HLS Fund, High Yield HLS Fund and Mortgage Securities HLS Fund may invest include interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as the Hartford HLS Funds) by various governmental, government-related and private organizations. These Hartford HLS Funds may also invest in similar mortgage-related securities which provide funds for multi-family residences or commercial real estate properties.

          The value of these securities may be significantly affected by interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. These securities may also be subject to prepayment risk. The yield characteristics of the mortgage securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally permit prepayment at any time. The risks associated with prepayment and the rate at which prepayment may occur are influenced by a variety of economic, geographic, demographic, social and other factors including interest rate levels, changes in housing needs, net equity built by mortgagors in the mortgaged properties, job transfers, and unemployment rates. If a Hartford HLS Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if a Hartford HLS Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Amounts available for reinvestment are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by a Hartford HLS Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.

          The mortgage securities in which a Hartford HLS Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage securities rather than at maturity. As a result, the holder of the mortgage securities (E.G., a Hartford HLS Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities are less effective than other types of U.S. Government securities as a means of "locking in" long-term interest rates.

          ASSET-BACKED SECURITIES Certain Hartford HLS Funds may invest in asset-backed securities. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital accounts receivables. These Hartford HLS Funds may invest in these and other types of asset-backed securities that may be developed in the future. These securities may be subject to the risk of prepayment or default. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying securities may be limited.

          EQUITY SECURITIES Each Hartford HLS Fund except the Bond HLS Fund and High Yield HLS Fund as described below and except the Mortgage Securities HLS Fund and Money Market HLS Fund may invest all or a portion of their assets in equity securities (which include common stock, preferred stock, securities convertible into common stock and warrants or rights to acquire common or preferred stock). In addition, these Hartford HLS Funds may invest in securities such as bonds, debentures and corporate notes which are convertible into common stock at the option of the holder. The Bond HLS Fund and High Yield HLS Fund may each invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The Bond HLS Fund and High Yield HLS Fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities.

          SMALL CAPITALIZATION SECURITIES All Hartford HLS Funds except the Mortgage Securities HLS Fund and Money Market HLS Fund may invest in equity securities (including securities issued in initial public offerings) of companies with smaller market capitalizations. Because the issuers of small capitalization securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources, may have less historical data with respect to operations and management and may be more dependent on a limited number of key employees. As a result, Small capitalization securities are often less marketable and experience a higher level of price volatility than securities of larger or more well-established companies. Small capitalization securities may be more likely to be offered in initial public offerings. Because securities issued in initial public offerings are being offered to the public for the first time, the market for such securities may be inefficient and less liquid.

          FOREIGN ISSUERS AND NON-DOLLAR SECURITIES Foreign issuers include (1) companies organized outside of the United States, (2) foreign governments and agencies or instrumentalities of foreign governments and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets. Non-dollar securities are securities denominated or quoted in foreign currency or paying income in foreign currency.

          Many of the Hartford HLS Funds are permitted to invest a portion of their assets in securities of foreign issuers and non-dollar securities, including American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or non-U.S. branch of a U.S. bank. ADRs are traded on a U.S. securities exchange, or in an over-the-counter market, and are denominated in U.S. dollars. GDRs are certificates issued globally and evidence a similar ownership arrangement. GDRs are traded on foreign securities exchanges and are denominated in foreign currencies. The value of an ADR or a GDR WILL fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise will involve risks associated with investing in foreign securities. When selecting securities of foreign issuers and non-dollar securities, HIMCO or Wellington Management will evaluate the economic and political climate and THE principal securities markets of the country in which an issuer is located.

          Hartford HLS Funds that are permitted to invest in securities of foreign issuers and non-dollar securities may invest in debt exchangeable for common stock, equity-linked notes ("ELNs") and similar equity-linked securities (e.g. zero-strike warrants) which are derivative securities typically issued by a financial institution or special purpose entity, the performance of which depends on the performance of a corresponding foreign security or index. Upon redemption or maturity, the principal amount or redemption amount is payable based on the price level of the linked security or index at the time of redemption or maturity, or is exchanged for corresponding shares of common stock. ELNs are generally subject to the same risks as direct holdings of securities of foreign issuers and non-dollar securities, including currency risk and the risk that the amount payable at maturity or redemption will be less than the principal amount of a note because the price of the linked security or index has declined. Moreover, ELNs are subject to counterparty risk, which is the risk that the company issuing an ELN may fail to pay the full amount due at maturity or redemption. A Hartford HLS Fund may also have difficulty disposing of ELNs because there may be restrictions on redemptions and there may be no market or only a thin trading market in such securities.

          The Capital Appreciation HLS Fund, Dividend and Growth HLS Fund, Growth and Income HLS Fund, Small Company HLS Fund, MidCap HLS Fund, Stock HLS Fund, Advisers HLS Fund, Growth HLS Fund, Focus HLS Fund, Focus Growth HLS Fund, Value HLS Fund, and MidCap Value HLS Fund are permitted to invest up to 20% of their total assets in the securities of foreign issuers and non-dollar securities. The Global Health HLS Fund, Global Technology HLS Fund Global Communications HLS Fund, Global Financial Services HLS Fund, Global Leaders HLS Fund, International Capital Appreciation HLS Fund, International Small Company HLS Fund, International Opportunities HLS Fund, and Global Advisers HLS Fund may invest all of their assets in the securities of foreign issuers and non-dollar securities.

          The Money Market HLS Fund may invest up to 25% of its total assets (provided such assets are U.S. dollar denominated) and the High Yield HLS Fund and Bond HLS Fund are permitted to invest up to 30% of their total assets in the securities of foreign issuers. Each of the High Yield HLS Fund and Bond HLS Fund may also invest up to 10% of their total assets in non-dollar securities.

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          The Global Leaders HLS Fund invests in at least five countries, one of which may be the United States; however, the fund has no limit on the amount of assets that must be invested in each country. The Global Communications HLS
Fund, Global Financial Services HLS Fund, Global Health HLS Fund and Global Technology HLS Fund each invest in at least three countries, one of which may be the United States; however, the funds have no limit on the amount of assets that must be invested in each country. Under normal circumstances, the International Capital Appreciation HLS Fund invests in at least five countries; the International Small Company HLS Fund invests in at least ten; Global Advisers
HLS Fund invests in at least three countries, one of which may be the United States.

          Investing in securities of foreign issuers involves considerations and potential risks not typically associated with investing in obligations issued by U.S. issuers. Less information may be available about foreign issuers compared with U.S. issuers. For example, foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. In addition, the values of non-dollar securities are affected by changes in currency rates or exchange control regulations, restrictions or prohibition on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in government administration or economic or monetary policy (in the U.S. or outside the U.S.) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies.

          Investing in foreign government debt securities exposes a Hartford HLS Fund to the direct or indirect consequences of political, social or economic changes in the developing and emerging countries that issue the securities. The ability and willingness of sovereign obligors in developing and emerging countries or the government authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic, social and political conditions within the relevant country. Countries such as those in which the Hartford HLS Funds may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and unemployment. Some of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a WHOLE, and its government's policy towards the IMF, the World Bank and other international agencies.

          From time to time, certain of the Hartford HLS Funds may invest in securities of issuers located in countries with emerging economies or securities markets. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that are less liquid and trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

          CURRENCY TRANSACTIONS Each Hartford HLS Fund, except the Index HLS Fund, Mortgage Securities HLS Fund and Money Market HLS Fund, may engage in currency transactions to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency swaps, exchange-listed and over-the-counter ("OTC") currency futures contracts and options thereon and exchange listed and OTC options on currencies.

          Forward currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at THE time of the contract. Currency swaps are agreements to exchange cash flows based on the notional difference between or among two or more currencies. See "Swap Agreements" below.

          The use of currency transactions to protect the value of a Hartford HLS Fund's assets against a decline in the value of a currency does not eliminate potential losses arising from fluctuations in the value of the Hartford HLS

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Fund's underlying securities. Further, the Hartford HLS Funds may enter into currency transactions only with counterparties that HIMCO or Wellington Management deems to be creditworthy.

          The Hartford HLS Funds may also enter into options and futures contracts relative to foreign currency to hedge against fluctuations in foreign currency rates. See "Options and Futures Contracts" below for a discussion of risk factors relating to foreign currency transactions including options and futures contracts related thereto.

          OPTIONS AND FUTURES CONTRACTS In seeking to protect against the effect of changes in equity market values, currency exchange rates or interest rates that are adverse to the present or prospective position of the Hartford HLS Funds, for cash flow management, and, to a lesser extent, to enhance returns, each Hartford HLS Fund, except the Money Market HLS Fund, may employ certain hedging, income enhancement and risk management techniques, including the purchase and sale of options, futures and options on futures involving equity and debt securities and foreign currencies, aggregates of equity and debt securities, indices of prices of equity and debt securities and other financial indices. A Hartford HLS Fund's ability to engage in these practices may be limited by tax considerations and certain other legal considerations.

          A Hartford HLS Fund may write covered options and purchase put and call options on individual securities as a partial hedge against an adverse movement in the security and in circumstances consistent with the objective and policies of the Hartford HLS Fund. This strategy limits potential capital appreciation in the portfolio securities subject to the put or call option.

          The Hartford HLS Funds may also write covered put and call options and purchase put and call options on foreign currencies to hedge against the risk of foreign exchange fluctuations on foreign securities the particular Hartford HLS Fund holds in its portfolio or that it intends to purchase. For example, if a Hartford HLS Fund enters into a contract to purchase securities denominated in foreign currency, it could effectively establish the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if a Hartford HLS Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, the Hartford HLS Fund could hedge against such a decline by purchasing a put option on the foreign currency involved.

          Aggregates are composites of equity or debt securities that are not tied to a commonly known index. An index is a measure of the value of a group of securities or other interests. An index assigns relative values to the securities included in that index, and the index fluctuates with changes in the market value of those securities. A Hartford HLS Fund may purchase put and call options and write covered put and call options on aggregates of equity and debt securities, and may enter into futures contracts and options thereon for the purchase or sale of aggregates of equity and debt securities, indices of equity and debt securities and other financial indices, all for the purpose of protecting against potential changes in the market value of portfolio securities or in interest rates.

          A Hartford HLS Fund may only write covered options. See "Asset Coverage" below.

          To hedge against fluctuations in currency exchange rates, a Hartford HLS Fund may purchase or sell foreign currency futures contracts, and write put and call options and purchase put and call options on such futures contracts. For example, a Hartford HLS Fund may use foreign currency futures contracts when it anticipates a general weakening of the foreign currency exchange rate that could adversely affect the market values of the Hartford HLS Fund's non-dollar securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk of a reduction in market value caused by foreign currency variations and, by so doing, provide an alternative to the liquidation of securities positions in the Hartford HLS Fund and resulting transaction costs. When the Hartford HLS Fund anticipates a significant foreign exchange rate increase while intending to invest in a non-dollar security, the Hartford HLS Fund may purchase a foreign currency futures contract to hedge or partially hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase of a futures contract would serve as a temporary measure to protect the Hartford HLS Fund against any rise in the foreign exchange rate that may add additional costs to acquiring the non-dollar security position.

          The Hartford HLS Fund similarly may use futures contracts on equity and debt securities to hedge against fluctuations in the value of securities it owns or expects to acquire. Futures contracts on individual securities are regulated as both securities and as futures contracts, and are subject to higher margin requirements than other kind of futures contracts. Because these contracts relate to the securities of a single issuer, they can be expected to be subject to greater price volatility than futures contracts that relate to a diversified group of securities represented in an aggregate or an index. Trading in these contracts has not yet commenced and the volume, breadth, efficiency and other attributes of this market cannot be predicted. A Hartford HLS Fund's use of these kind of futures contracts will depend to a large degree on how this market develops.

          The Hartford HLS Funds also may purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. A Hartford HLS Fund may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a non-dollar security of the same currency. A Hartford HLS Fund may purchase put options on foreign currency futures contracts to hedge against a decline in the foreign exchange rate or the value of its non-dollar securities. A Hartford HLS Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of non-dollar securities and in circumstances consistent with a Hartford HLS Fund's investment objectives and policies.

          Options on indices are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

          To the extent that a Hartford HLS Fund enters into futures contracts, options on futures contracts and options on foreign currencies that are traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC"), in each case that are not for "BONA FIDE hedging" purposes (as defined by regulations of the CFTC), the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the liquidation value of the Hartford HLS Fund's portfolio, after taking into account the unrealized profits and unrealized losses on any such contracts the Hartford HLS Fund has entered into. However, options which are currently exercisable may be excluded in computing the 5% limit.

          Although any one Hartford HLS Fund may not employ all or any of the foregoing strategies, its use of options, futures and options thereon and forward currency contracts (as described under "Currency Transactions") would involve certain investment risks and transaction costs to which it might not be subject were such strategies not employed. Such risks include: (1) dependence on the ability of HIMCO or Wellington Management to predict movements in the prices of individual securities, fluctuations in the general securities markets or market sections and movements in interest rates and currency markets; (2) imperfect correlation between movements in the price of the securities or currencies hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which a Hartford HLS Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract, option thereon or forward contract at any particular time, which may affect a Hartford HLS Fund's ability to establish or close out a position; (5) possible impediments to effective portfolio management or the ability to meet current obligations caused by the segregation of a large percentage of a Hartford HLS Fund's assets to cover its obligations; and (6) the possible need to defer closing out certain options, futures contracts, options thereon and forward contracts in order to continue to qualify as a "regulated investment company" for tax purposes. In the event that the anticipated change in the price of the securities or currencies that are the subject of such a strategy does not occur, it may be that a Hartford HLS Fund would have been in a better position had it not used such a strategy.

          SWAP AGREEMENTS Each Hartford HLS Fund, except the Index HLS Fund and Money Market HLS Fund, may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a "notional principal amount," in return for payments equal to a fixed rate multiplied by the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

          In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

          Swap agreements will tend to shift a Hartford HLS Fund's investment exposure from one type of investment to another. For example, if a Hartford HLS Fund agreed to exchange floating rate payments for fixed rate payments, the swap agreement would tend to decrease the Hartford HLS Fund's exposure to rising interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Hartford HLS Fund's investments and its share price and yield.

          The Hartford HLS Funds will usually enter into interest rate swaps on a net basis. The net amount of the excess, if any, of a Hartford HLS Fund's obligations over its entitlement with respect to each interest rate swap will be covered by an amount consisting of designated liquid assets having an aggregate net asset value at least equal to the accrued excess. If a Hartford HLS Fund enters into a swap on other than a net basis, the Hartford HLS Fund will designate the full amount of the Hartford HLS Fund's obligations under each such swap. The Hartford HLS Fund may enter into swaps, caps, collars and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by HIMCO or Wellington Management to be creditworthy. If a default occurs by the other party to such transaction, a Hartford HLS Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could affect such Hartford HLS Fund's rights as a creditor.

          The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, collars and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that a Hartford HLS Fund will be able to enter into interest rate swaps or to purchase interest rate caps, collars or floors at prices or on terms HIMCO or Wellington Management, as applicable, believes are advantageous to such Hartford HLS Fund. In addition, although the terms of interest rate swaps, caps, collars and floors may provide for termination, there can be no assurance that a Hartford HLS Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps, collars or floors that it has purchased. Interest rate swaps, caps, collars and floors are considered by the SEC to be illiquid.

          The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of a Hartford HLS Fund's portfolio securities and depends on HIMCO's or Wellington Management's ability to predict correctly the direction and degree of movements in interest rates. Although the Hartford HLS Funds believe that use of the hedging and risk management techniques described above will benefit the Hartford HLS Funds, if HIMCO's or Wellington Management's judgment about the direction or extent of the movement in interest rates is incorrect, a Hartford HLS Fund's overall performance would be worse than if it had not entered into any such transactions. For example, if a Hartford HLS Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, such Hartford HLS Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparties under the swap agreement or would have paid the purchase price of the interest rate floor.

          ILLIQUID SECURITIES AND OTHER INVESTMENTS Each Hartford HLS Fund is permitted to invest in illiquid securities or other investments. A Hartford HLS Fund will not, however, acquire illiquid securities or investments if 15% of its net assets (10% for the Money Market HLS Fund) would consist of such securities or other investments. "Illiquid" securities or investments are those that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine a Hartford HLS Fund's net asset value. A Hartford HLS Fund may not be able to sell illiquid securities or other investments when HIMCO or Wellington Management considers it desirable to do so or may have to sell such securities or investments at a price that is lower than the price that could be obtained if the securities or investments were more liquid. A sale of illiquid securities or other investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities and investments also may be more difficult to value due to the unavailability of reliable market quotations for such securities or investments, and investment in them may have an adverse impact on net asset value. Each Hartford HLS Fund may purchase certain restricted securities (known as Rule 144A securities) that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines of the board of directors.

          Under current interpretations of the SEC staff, the following types of securities are considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) certain restricted securities (securities whose public resale is subject to legal or contractual restrictions); (3) options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and (4) any other securities or investments that are not readily marketable.

          WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES Each Hartford HLS Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the Hartford HLS Funds generally purchase securities on a when-issued basis with the intention of acquiring the securities, the Hartford HLS Funds may sell the securities before the settlement date if HIMCO or Wellington Management deems it advisable. At the time a Hartford HLS Fund makes the commitment to purchase securities on a when-issued basis, the Hartford HLS Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Hartford HLS Fund. At the time of delivery of the securities, the value may be more or less than the purchase price.

          DOLLAR ROLLS In connection with their ability to purchase securities on a when-issued or forward commitment basis, certain Hartford HLS Funds may enter into "dollar rolls" in which a Hartford HLS Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Hartford HLS Fund gives up the right to receive principal and interest paid on the securities sold. However, the Hartford HLS Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income and capital appreciation that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Hartford HLS Fund compared with what such performance would have been without the use of dollar rolls. The benefits derived from the use of dollar rolls may depend, among other things, upon the ability of HIMCO or Wellington, as appropriate, to predict interest rates correctly. There is no assurance that dollar rolls can be successfully employed. In addition, the use of dollar rolls by a Hartford HLS Fund while remaining substantially fully invested increases the amount of the Hartford HLS Fund's assets that are subject to market risk to an amount that is greater than the Hartford HLS Fund's net asset value, which could result in increased volatility of the price of the Hartford HLS Fund's shares.

          OTHER INVESTMENT COMPANIES Each Hartford HLS Fund, except the Index HLS Fund, is permitted to invest in other investment companies. The investment companies in which a Hartford HLS Fund would invest may or may not be registered under the 1940 Act. Securities in certain countries are currently accessible to the Hartford HLS Funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Generally, a Hartford HLS Fund will not purchase a security of an investment company if, as a result, (1) more than 10% of the Hartford HLS Fund's assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Hartford HLS Fund, or (3) more than 5% of the Hartford HLS Fund's assets would be invested in any one such investment company.

          REITS Certain Hartford HLS Funds may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Like regulated investment companies such as the Hartford HLS Funds, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). By investing in a REIT, a Hartford HLS Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Hartford HLS Fund.

          Investing in REITs involves certain risks. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.

          LENDING PORTFOLIO SECURITIES Subject to its investment restrictions set forth under "Investment Objectives and Policies" above, each of the Hartford HLS Funds may lend its portfolio securities to broker/dealers and other institutions as a means of earning interest income. The borrower will be required to deposit as collateral, cash, cash equivalents, U.S. government securities or other high quality liquid debt securities that at all times will be at least equal to 100% of the market value of the loaned securities and such amount will be maintained in a segregated account of the respective Hartford HLS Fund. While the securities are on loan the borrower will pay the Hartford HLS Fund any income accruing thereon.

          Delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities. The Hartford HLS Funds may lend securities only if: (1) each loan is fully secured by appropriate collateral at all times, and (2) the value of all securities loaned by a Hartford HLS Fund is not more than 33.33% of the Hartford HLS Fund's total assets taken at the time of the loan (including collateral received in connection with any loans).

          ASSET COVERAGE To the extent required by SEC guidelines, a Hartford HLS Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting position for the same type of financial asset, or (2) cash or liquid securities, designated on the Hartford HLS Fund's books or held in a segregated account, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as offsetting positions, designated on the Hartford HLS Fund's books, or held in a segregated account cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, the commitment of a large portion of assets to be used as offsetting positions or to be designated or segregated in such a manner could impede portfolio management or the ability to meet redemption requests or other current obligations.

          BORROWING Each Hartford HLS Fund may borrow money to the extent set forth under "Investment Objectives and Policies" above. The Hartford HLS Funds do not currently intend to borrow for leverage purposes, except as may be set forth under "Investment Objectives and Policies." Interest paid on borrowings will decrease the net earnings of a Hartford HLS Fund and will not be available for investment.

          PORTFOLIO TURNOVER The portfolio turnover rate for Global Advisers HLS Fund was significantly higher in fiscal year 2001 than in fiscal year 2000 primarily because of market volatility and more active management approaches. The portfolio turnover rate for Mortgage Securities HLS Fund was significantly lower in fiscal year 2001 than in fiscal year 2000 primarily because of decreased use of mortgage dollar rolls.

                          HARTFORD HLS FUND MANAGEMENT

          The Hartford HLS Funds have boards of directors that elect officers who are responsible for the day-to-day operations of the Hartford HLS Funds and that execute policies formulated by the directors.

          MANAGEMENT OF THE HARTFORD HLS FUNDS The following tables set forth information about the directors and officers of the Hartford HLS Funds; the first table relates to those directors who are deemed not to be "interested persons" of the Hartford HLS Funds, as that term is defined in the 1940 Act (i.e., "non-interested directors"), while the second table provides information about the Hartford HLS Funds' "interested" directors and its officers.

NON-INTERESTED DIRECTORS

----------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER
                                                                                          OF
                             POSITION     TERM OF                                     PORTFOLIOS
      NAME, AGE AND            HELD       OFFICE*                                       IN FUND
         ADDRESS             WITH THE       AND                                         COMPLEX          OTHER
                             HARTFORD      LENGTH        PRINCIPAL OCCUPATION(S)       OVERSEEN      DIRECTORSHIPS
                                HLS       OF TIME          DURING PAST 5 YEARS            BY        HELD BY DIRECTOR
                               FUNDS       SERVED                                      DIRECTOR
----------------------------------------------------------------------------------------------------------------------
WINIFRED ELLEN COLEMAN      Director     Since 1995  Ms. Coleman has served as            48       Ms. Coleman is a
(age 69)                                             President of Saint Joseph                     Director of
27 Buckingham Lane                                   College since 1991 and                        LeMoyne College,
West Hartford, CT 06117                              President of Cashel House,                    St. Francis
                                                     Ltd. (retail) since 1985.                     Hospital and
                                                                                                   Connecticut
                                                                                                   Higher Education
                                                                                                   Student Loan
                                                                                                   Administration.

DUANE E. HILL               Director     Since 2001  Mr. Hill is Partner Emeritus         48                N/A
(age 56)                                             and a founding partner of TSG
177 Broad Street, 12th                               Capital Group, a private
Floor                                                equity investment firm that
Stamford, CT 06901                                   serves as sponsor and lead
                                                     investor in leveraged buyouts
                                                     of middle market companies.
                                                     Mr. Hill is also a Partner of
                                                     TSG Ventures L.P., a private
                                                     equity investment company that
                                                     invests primarily in
                                                     minority-owned small
                                                     businesses.  Mr. Hill
                                                     currently serves as Chairman
                                                     of the City of Stamford, CT
                                                     Planning Board and a director
                                                     of the Stamford Cultural
                                                     Development Corporation.

NON-INTERESTED DIRECTORS

----------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER
                                                                                          OF
                             POSITION     TERM OF                                     PORTFOLIOS
      NAME, AGE AND            HELD       OFFICE*                                       IN FUND
         ADDRESS             WITH THE       AND                                         COMPLEX          OTHER
                             HARTFORD      LENGTH        PRINCIPAL OCCUPATION(S)       OVERSEEN      DIRECTORSHIPS
                                HLS       OF TIME          DURING PAST 5 YEARS            BY        HELD BY DIRECTOR
                               FUNDS       SERVED                                      DIRECTOR
----------------------------------------------------------------------------------------------------------------------
WILLIAM ATCHISON O'NEILL    Director     Since 1992  The Honorable William A.             48                N/A
(age 71)                                             O'Neill served as Governor of
Box 360                                              the State of Connecticut from
East Hampton, CT 06424                               1980 until 1991. He is
                                                     presently retired.

MILLARD HANDLEY PRYOR,      Director     Since 1977  Mr. Pryor has served as              48       Mr. Pryor is a
JR.                                                  Managing Director of Pryor &                  Director of Pryor &
(age 68)                                             Clark Company (real estate                    Clark Company,
695 Bloomfield Avenue                                investment), Hartford,                        Corcap, Inc.
Bloomfield, CT 06002                                 Connecticut, since June,                      (inactive
                                                     1992.                                         corporation),
                                                                                                   Hoosier Magnetics,
                                                                                                   Inc. (manufacturer
                                                                                                   of magnetic ferrite
                                                                                                   materials), Infodata
                                                                                                   Systems, Inc.
                                                                                                   (software company)
                                                                                                   and CompuDyne
                                                                                                   Corporation
                                                                                                   (security products
                                                                                                   and services).

JOHN KELLEY SPRINGER        Director     Since 1978  Mr. Springer recently served         48       Mr. Springer is a
(age 70)                                             as Chairman of MedSpan, Inc.                  Director of Hartford
225 Asylum Avenue                                    (health maintenance                           Hospital, and CHS
Hartford, CT 06103                                   organization).  He retired                    Insurance Ltd.
                                                     from MedSpan, Inc. in March
                                                     2002.


*Term of Office: Each director may serve until his or her successor is elected and qualifies.

OFFICERS AND INTERESTED DIRECTORS

----------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER
                                                                                          OF
                             POSITION     TERM OF                                     PORTFOLIOS
      NAME, AGE AND            HELD       OFFICE*                                       IN FUND
         ADDRESS             WITH THE       AND                                         COMPLEX          OTHER
                             HARTFORD      LENGTH        PRINCIPAL OCCUPATION(S)       OVERSEEN      DIRECTORSHIPS
                                HLS       OF TIME          DURING PAST 5 YEARS            BY        HELD BY DIRECTOR
                               FUNDS       SERVED                                      DIRECTOR
----------------------------------------------------------------------------------------------------------------------
LOWNDES ANDREW SMITH**         Director     Since 1996  Mr. Smith served as Vice          48       Mr. Smith is a
(age 62)                       and                      Chairman of Hartford                       Director of
P.O. Box 2999                  Chairman                 Financial Services Group,                  Connecticut
Hartford, CT 06104-2999                                 Inc. from  February 1997 to                Children's Medical
                                                        January 2002, as President                 Center, American
                                                        and Chief Executive Officer                Counsel of Life
                                                        of Hartford Life, Inc. from                Insurance, and
                                                        February 1997 to January                   Insurance
                                                        2002, and as President and                 Marketplace
                                                        Chief Operating Officer of                 Standards
                                                        The Hartford Life Insurance                Association.
                                                        Companies from January 1989
                                                        to January 2002.

DAVID M. ZNAMIEROWSKI**        President    Since 1999  Mr. Znamierowski currently        72                N/A
(age 41)                       and                      serves as President of
55 Farmington Avenue           Director                 Hartford Investment
Hartford, CT  06105                                     Management Company
                                                        ("HIMCO") and Senior Vice
                                                        President, Chief Investment
                                                        Officer and Director of
                                                        Investment Strategy for
                                                        Hartford Life, Inc. Mr.
                                                        Znamierowski is also a
                                                        Managing Member and Senior
                                                        Vice President of Hartford
                                                        Investment Financial
                                                        Services, LLC ("HIFSCO")
                                                        and HL Investment Advisors,
                                                        LLC ("HL Advisors").

----------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER
                                                                                          OF
                             POSITION     TERM OF                                     PORTFOLIOS
      NAME, AGE AND            HELD       OFFICE*                                       IN FUND
         ADDRESS             WITH THE       AND                                         COMPLEX          OTHER
                             HARTFORD      LENGTH        PRINCIPAL OCCUPATION(S)       OVERSEEN      DIRECTORSHIPS
                                HLS       OF TIME          DURING PAST 5 YEARS            BY        HELD BY DIRECTOR
                               FUNDS       SERVED                                      DIRECTOR
----------------------------------------------------------------------------------------------------------------------
STEPHEN T. JOYCE               Vice         Since 2000  Mr. Joyce currently serves        N/A               N/A
(age 42)                       President                as Senior Vice President
P. O. Box 2999                                          and director of investment
Hartford, CT 06104-2999                                 products management for
                                                        Hartford Life Insurance
                                                        Company. Previously he
                                                        served as Vice President
                                                        (1997-1999) and Assistant
                                                        Vice President (1994-1997)
                                                        of Hartford Life Insurance
                                                        Company.

DAVID N. LEVENSON              Vice         Since 2000  Mr. Levenson serves as            N/A               N/A
(age 35)                       President                Senior Vice President of
P.O. Box 2999                                           Hartford Life Insurance
Hartford, CT 06104-2999                                 Company and is responsible
                                                        for the Company's mutual
                                                        funds line of business and
                                                        its corporate retirement
                                                        plans line of business. Mr.
                                                        Levenson joined The
                                                        Hartford in 1995. Mr.
                                                        Levenson is also a senior
                                                        vice president of HIFSCO.

THOMAS MICHAEL MARRA           Vice         Since 1996  Mr. Marra is President and        N/A      Mr. Marra is a
(age 43)                       President                Chief Operating Officer of                 member of the board
P.O. Box 2999                                           Hartford Life, Inc. He is                  of directors of The
Hartford, CT 06104-2999                                 also a member of the board                 Hartford Financial
                                                        of directors and a member                  Services Group, Inc.
                                                        of the Office of the
                                                        Chairman for The Hartford
                                                        Financial Services Group,
                                                        Inc., the parent company of
                                                        Hartford Life.  Named
                                                        President of Hartford Life
                                                        in 2001 and COO in 2000,
                                                        Mr. Marra served as
                                                        Executive Vice President
                                                        and Director of Hartford
                                                        Life's Investment Products
                                                        Division from 1998 to
                                                        2000.

----------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER
                                                                                          OF
                             POSITION     TERM OF                                     PORTFOLIOS
      NAME, AGE AND            HELD       OFFICE*                                       IN FUND
         ADDRESS             WITH THE       AND                                         COMPLEX          OTHER
                             HARTFORD      LENGTH        PRINCIPAL OCCUPATION(S)       OVERSEEN      DIRECTORSHIPS
                                HLS       OF TIME          DURING PAST 5 YEARS            BY        HELD BY DIRECTOR
                               FUNDS       SERVED                                      DIRECTOR
----------------------------------------------------------------------------------------------------------------------
                                                        He was head of the
                                                        company's Individual Life
                                                        and Annuities Division from
                                                        1994 to 1998 after being
                                                        promoted to Senior Vice
                                                        President in 1994 and to
                                                        Executive Vice President in
                                                        1996. From 1990 to 1994,
                                                        Mr. Marra was Vice
                                                        President and Director of
                                                        Individual Annuities. Mr.
                                                        Marra is also a Managing
                                                        Member and Executive Vice
                                                        President of HIFSCO and HL
                                                        Advisors.

JOHN C. WALTERS                Vice         Since 2000  Mr. Walters serves as             N/A               N/A
(age 39)                       President                Executive Vice President
P.O. Box 2999                                           and Director of the
Hartford, CT 06104-2999                                 Investment Products
                                                        Division of Hartford Life
                                                        Insurance Company.
                                                        Previously Mr. Walters was
                                                        with First Union
                                                        Securities. Mr. Walters is
                                                        also a Managing Member and
                                                        Executive Vice President of
                                                        HIFSCO and HL Advisors.

GEORGE RICHARD JAY             Vice         Since 1996  Mr. Jay has served as             N/A               N/A
(age 49)                       President,               Secretary and Director,
P.O. Box 2999                  Controller               Life and Equity Accounting
Hartford, CT 06104-2999        and                      and Financial Control, of
                               Treasurer                Hartford Life Insurance
                                                        Company since 1987.

----------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER
                                                                                          OF
                             POSITION     TERM OF                                     PORTFOLIOS
      NAME, AGE AND            HELD       OFFICE*                                       IN FUND
         ADDRESS             WITH THE       AND                                         COMPLEX          OTHER
                             HARTFORD      LENGTH        PRINCIPAL OCCUPATION(S)       OVERSEEN      DIRECTORSHIPS
                                HLS       OF TIME          DURING PAST 5 YEARS            BY        HELD BY DIRECTOR
                               FUNDS       SERVED                                      DIRECTOR
----------------------------------------------------------------------------------------------------------------------
KEVIN J. CARR                  Vice         Since 1996  Mr. Carr has served as            N/A               N/A
(age 47)                       President                Assistant General Counsel
55 Farmington Avenue           and                      since 1999, Counsel since
Hartford, CT 06105             Secretary                November 1996 and Associate
                                                        Counsel since November
                                                        1995, of The Hartford
                                                        Financial Services Group,
                                                        Inc. Mr. Carr is also
                                                        Counsel and Assistant
                                                        Secretary of HL Advisors
                                                        and HIFSCO and Assistant
                                                        Secretary of HIMCO.

DEIRDRE MCGUIRE                Vice         Since 2001  Ms. McGuire has served as a       N/A               N/A
(age 41)                       President                Portfolio Manager for
55 Farmington Avenue                                    Hartford Life Insurance
Hartford, CT 06105                                      Company and its affiliates
                                                        since 1992. Ms. McGuire
                                                        joined the company in 1983.
                                                        Ms. McGuire is an associate
                                                        in the Society of Actuaries
                                                        and a Chartered Financial
                                                        Analyst.

CHRISTOPHER JAMES COSTA        Assistant    Since 1997  Mr. Costa has served as the       N/A               N/A
(age 37)                       Secretary                Tax Manager of The
P.O. Box 2999                                           Hartford-Sponsored Mutual
Hartford, CT 06104-2999                                 Funds since July 1996.
                                                        Formerly he served as
                                                        the Tax Manager and
                                                        Assistant Treasurer of
                                                        The Phoenix Mutual Funds
                                                        from June 1994 to June
                                                        1996 and as a Tax
                                                        Consultant with Arthur
                                                        Andersen LLP from
                                                        September 1990 to June
                                                        1994.

* Term of Office: Each officer and director may serve until his or her successor is elected and qualifies.

** "Interested person," as defined in the 1940 Act because of the person's affiliation with, or equity ownership of, HL Advisors, HIMCO, or affiliated companies. Mr. Znamierowski serves as a Managing Member and Senior Vice President of HL Advisors, the investment adviser to the Hartford HLS Funds, and is Senior Vice President, Chief

     Investment Officer and Director of Investment Strategy for Hartford Life, an affiliate of HL Advisors. Mr. Smith was Vice Chairman of Hartford Financial Services Group, Inc. until January 2002, and he owns a substantial amount of shares of Hartford Financial Services Group, Inc.

STANDING COMMITTEES

          Each board of directors has established an Audit Committee and a Nominating Committee. Each Committee is made up of those directors who are not "interested persons" of the Hartford HLS Funds. The Audit Committee (i) oversees the Hartford HLS Funds' accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers, (ii) oversees the quality and objectivity of the Hartford HLS Funds' financial statements and the independent audit thereof, and
(iii) acts as a liaison between the Hartford HLS Funds' independent auditors and the full board of directors. The Nominating Committee screens and selects candidates to the board of directors. Any recommendations for nominees should be directed to the Secretary of the corporation in question, who will then forward them to the Nominating Committee. The Nominating Committee will consider nominees recommended by shareholders if the Committee is considering other nominees at the time of the recommendation and if the nominee meets the Committee's criteria. The Audit Committee and Nominating Committee each met two times during the fiscal year ended December 31, 2001.

          All non-interested directors of the Hartford HLS Funds are also non-interested directors of one other registered investment company in the fund complex, which is comprised of those investment companies for which HIFSCO or HL Advisors serves as investment adviser. All other directors and officers of the Hartford HLS Funds, except Lowndes Smith, Deirdre McGuire and Christopher Costa, are also officers and directors of three other registered investment companies in the fund complex. Lowndes Smith, as a director, and Deirdre McGuire and Christopher Costa, as officers, serve in these same capacities with one other registered investment company in the fund complex.

          The following table discloses the dollar range of equity securities beneficially owned by each director as of December 31, 2001 (i) in each Hartford HLS Fund and (ii) on an aggregate basis in any registered investment companies overseen by the director within the same family of investment companies.

                                                                                  AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                    SECURITIES IN ALL REGISTERED
                                                                                  INVESTMENT COMPANIES OVERSEEN BY
NAME OF DIRECTOR                         DOLLAR RANGE OF EQUITY SECURITIES IN     DIRECTOR IN FAMILY OF INVESTMENT
                                                       THE FUND                               COMPANIES
Lowndes Andrew Smith                     $1-$10,000 - Capital Appreciation                  Over $100,000
                                         HLS Fund, Stock HLS Fund, Mortgage
                                         Securities HLS Fund

                                         $10,001-$50,000 - Advisers HLS Fund

                                         Over $100,000 - Money Market HLS Fund

John Kelley Springer                     $1-$10,000 - Capital Appreciation                  Over $100,000
                                         HLS Fund

                                         $10,001-$50,000 - Dividend and
                                         Growth HLS Fund

                                         Over $100,000  - Stock HLS Fund

                                                                                  AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                    SECURITIES IN ALL REGISTERED
                                                                                  INVESTMENT COMPANIES OVERSEEN BY
NAME OF DIRECTOR                         DOLLAR RANGE OF EQUITY SECURITIES IN     DIRECTOR IN FAMILY OF INVESTMENT
                                                       THE FUND                               COMPANIES
David M. Znamierowski                    None                                               None

Winifred Ellen Coleman                   None                                               None

Duane E. Hill                            None                                               None

William Atchison O'Neil                  None                                               None

Millard Handley Prior                    None                                               None

          At a meeting of the board of directors of the Hartford HLS Funds on July 24, 2001, the board of directors unanimously approved the renewal of the existing investment management agreements, investment sub-advisory agreements and investment services agreements with respect to the Hartford HLS Funds. In this regard, the board of directors considered several factors relating to the agreements, including the following factors. The board reviewed the quality of the services provided to the Hartford HLS Funds by HL Advisors, Wellington Management and HIMCO, including the performance of each relative to an appropriate benchmark as well as compared to the Hartford HLS Fund's appropriate peer group. The board also reviewed the investment management fees paid to HL Advisors, and by HL Advisors to Wellington Management and HIMCO. In this connection, the board reviewed comparative information on investment management fees paid and expenses incurred by similarly situated funds. The board considered fee breakpoints for Hartford HLS Funds that gradually decrease as assets increase. The board considered other benefits to HL Advisors or its affiliates from the investment management agreement with the Hartford HLS Funds. Specifically, the board reviewed information noting that Hartford Life receives fees for certain services provided to the Hartford HLS Funds. In addition, it was noted that Hartford Life and its affiliates may benefit from directed brokerage programs which are intended to recognize sales of fund shares made by various broker dealers. Such programs help to increase asset levels in the Hartford HLS Funds which can increase revenue paid to HL Advisors and its affiliates. Finally, the board reviewed information regarding the costs of providing advisory services to the Hartford HLS Funds, and the resulting profits. Based upon its review, the board concluded that it is in the interest of the Hartford HLS Funds and their shareholders for the board to renew the existing investment management agreement, investment sub-advisory agreement and investment services agreement with respect to each Hartford HLS fund, as applicable.

          In arriving at their decision to approve the renewal of each of the agreements, the board of directors of the Hartford HLS Funds did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

          COMPENSATION OF OFFICERS AND DIRECTORS The Hartford HLS Funds pay no salaries or compensation to any officer or director who is employed by The Hartford. The chart below sets forth the fees paid by the Hartford HLS Funds to the non-interested directors for the 2001 fiscal year and certain other information:

                                                            PENSION OR                             TOTAL COMPENSATION
                                       AGGREGATE        RETIREMENT BENEFITS                        FROM THE HARTFORD
                                   COMPENSATION FROM    ACCRUED AS PART OF      ESTIMATED ANNUAL   HLS FUNDS AND FUND
                                   THE HARTFORD HLS      HARTFORD HLS FUND       BENEFITS UPON      COMPLEX PAID TO
    NAME OF PERSON, POSITION             FUNDS               EXPENSES              RETIREMENT          DIRECTORS*
-----------------------------------------------------------------------------------------------------------------------
Robert J. Clark, Director**            $14,800                 $0                    $0                $18,500
Winifred E. Coleman, Director          $59,200                 $0                    $0                $74,000
Duane E. Hill, Director                $10,400                 $0                    $0                $13,000
William A. O'Neill, Director           $59,200                 $0                    $0                $74,000
Millard H. Pryor, Director             $59,200                 $0                    $0                $74,000
John K. Springer, Director             $59,200                 $0                    $0                $74,000

* As of December 31, 2001, 14 registered investment companies in the fund complex paid compensation to the directors.

**   Deceased.

          As of March 31, 2002, the officers and directors as a group beneficially owned less than 1% of the outstanding shares of each Hartford HLS Fund.

          Each Hartford HLS Fund's corporate documents provide that the Hartford HLS Fund to the fullest extent permitted by Maryland law and the federal securities laws shall indemnify its officers and directors. Neither the Charter nor the Bylaws of any Hartford HLS Fund authorizes a Hartford HLS Fund to indemnify any director or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

                       INVESTMENT MANAGEMENT ARRANGEMENTS

          Each Hartford HLS Fund has entered into an investment management agreement with HL Investment Advisors, LLC ("HL Advisors"). Each such agreement provides that HL Advisors, subject to the supervision and approval of the applicable Hartford HLS Fund's board of directors, is responsible for the management of the Hartford HLS Fund. HL Advisors is responsible for investment management supervision of all Hartford HLS Funds. The investment management agreements do not require HL Advisors to bear the costs of the Hartford HLS Funds' transfer agent, registrar, and dividend disbursing agent. In addition, Hartford Life provides administrative services to the Hartford HLS Funds including personnel, services, equipment and facilities and office space for proper operation of the Hartford HLS Funds. Each Hartford HLS Fund pays a separate fee to Hartford Life for administrative services as discussed below under "Hartford HLS Fund Administration." Although Hartford Life has agreed to arrange for the provision of additional services necessary for the proper operation of the Hartford HLS Funds, each Hartford HLS Fund pays for these services directly.

          HL Advisors has entered into an investment services agreement with HIMCO for services related to the day-to-day investment and reinvestment of the assets of the Index HLS Fund, Mortgage Securities HLS Fund, Bond HLS Fund, High Yield HLS Fund and Money Market HLS Fund. With respect to the remaining Hartford HLS Funds, HL Advisors has entered into an investment sub-advisory agreement with Wellington Management Company. Under the sub-advisory agreement, Wellington Management, subject to the general supervision of the board of directors and HL Advisors, is responsible for (among other things) the day-to-day investment and reinvestment of the assets of such Hartford HLS Funds and furnishing each such Hartford HLS Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securities for each Hartford HLS Fund.

          The Hartford HLS Funds pay a monthly investment management fee to HL Advisors and an administration fee to Hartford Life (these investment management and administration fees are aggregated for the purposes of presentation in the table below). These fees are accrued daily and paid monthly, at an annual rate stated as a percentage of the respective Hartford HLS Fund's average daily net asset value as follows:

INDEX HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
All Assets                              0.400%

MONEY MARKET HLS FUND AND MORTGAGE SECURITIES HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
All Assets                              0.450%

BOND HLS FUND AND STOCK HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $250,000,000                      0.525%
Next $250,000,000                       0.500%
Next $500,000,000                       0.475%
Amount Over $1 Billion                  0.450%

ADVISERS HLS FUND, CAPITAL APPRECIATION HLS FUND, DIVIDEND AND GROWTH HLS FUND, GLOBAL LEADERS HLS FUND, GROWTH AND INCOME HLS FUND, HIGH YIELD HLS FUND, GLOBAL ADVISERS HLS FUND, SMALL COMPANY HLS FUND, MIDCAP HLS FUND AND INTERNATIONAL OPPORTUNITIES HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $250,000,000                      0.775%
Next $250,000,000                       0.725%
Next $500,000,000                       0.675%
Amount Over $1 Billion                  0.625%

VALUE HLS FUND, MIDCAP VALUE HLS FUND AND GROWTH HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $250,000,000                      0.825%
Next $250,000,000                       0.775%
Next $500,000,000                       0.725%
Amount Over $1 Billion                  0.675%

GLOBAL HEALTH HLS FUND, GLOBAL TECHNOLOGY HLS FUND, GLOBAL COMMUNICATIONS HLS FUND, GLOBAL FINANCIAL SERVICES HLS FUND, INTERNATIONAL CAPITAL APPRECIATION HLS FUND, INTERNATIONAL SMALL COMPANY HLS FUND, FOCUS HLS FUND AND FOCUS GROWTH HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $250,000,000                      0.850%
Next $250,000,000                       0.800%
Amount Over $500,000,000                0.750%

          HL Advisors, not any Hartford HLS Fund, pays the subadvisory fees of Wellington Management. HL Advisors pays HIMCO the direct and indirect costs incurred in managing the HIMCO-advised Hartford HLS Funds. The sub-advisory fee rates are as follows:

INDEX HLS FUND, MONEY MARKET HLS FUND, BOND HLS FUND, HIGH YIELD HLS FUND AND MORTGAGE SECURITIES HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
All Assets                             At Cost

ADVISERS HLS FUND, DIVIDEND AND GROWTH HLS FUND, GROWTH AND INCOME HLS FUND AND STOCK HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $50,000,000                       0.325%
Next $100,000,000                       0.250%
Next $350,000,000                       0.200%
Amount Over $500,000,000                0.150%

VALUE HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $50,000,000                       0.350%
Next $100,000,000                       0.275%
Next $350,000,000                       0.225%
Next $500,000,000                       0.200%
Amount Over $ 1 Billion                 0.175%

FOCUS HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $50,000,000                       0.400%
Next $100,000,000                       0.300%
Amount Over $150,000,000                0.250%

CAPITAL APPRECIATION HLS FUND, GLOBAL LEADERS HLS FUND, GLOBAL ADVISERS HLS FUND, SMALL COMPANY HLS FUND, MIDCAP HLS FUND, INTERNATIONAL OPPORTUNITIES HLS FUND, MIDCAP VALUE HLS FUND AND GROWTH HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $50,000,000                       0.400%
Next $100,000,000                       0.300%
Next $350,000,000                       0.250%
Amount Over $500,000,000                0.200%

INTERNATIONAL CAPITAL APPRECIATION HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $50,000,000                       0.400%
Next $100,000,000                       0.300%
Next $350,000,000                       0.250%
Amount Over $500,000,000                0.225%

GLOBAL COMMUNICATIONS HLS FUND, GLOBAL FINANCIAL SERVICES HLS FUND, GLOBAL HEALTH HLS FUND AND GLOBAL TECHNOLOGY HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $100,000,000                      0.450%

Next $400,000,000                       0.350%
Amount Over $500,000,000                0.300%

INTERNATIONAL SMALL COMPANY HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $50,000,000                       0.400%
Next $100,000,000                       0.350%
Amount Over $150,000,000                0.275%

          For the last three fiscal years, each of the Hartford HLS Funds paid management fees to HL Advisors as follows:

HARTFORD HLS FUND NAME                            2001             2000            1999
-------------------------------------------   -------------   -------------   -------------
Advisers HLS Fund                             $  54,937,194   $  59,648,251   $  56,203,516
Bond HLS Fund                                 $   3,846,892   $   2,929,792   $   2,830,655
Capital Appreciation HLS Fund                 $  40,701,872   $  40,698,579   $  28,279,376
Dividend and Growth HLS Fund                  $  14,541,401   $  13,783,433   $  14,387,861
Focus Growth HLS Fund                                    --              --              --
Focus HLS Fund                                $      96,456              --              --
Global Advisers HLS Fund                      $   1,998,448   $   2,249,084   $   1,821,043
Global Communications HLS Fund                $      56,091              --              --
Global Financial Services HLS Fund            $      77,274              --              --
Global Health HLS Fund                        $   1,133,055   $     264,930              --
Global Leaders HLS Fund                       $   2,976,819   $   2,499,273   $     290,515*
Global Technology HLS Fund                    $     598,029   $     247,088              --
Growth and Income HLS Fund                    $   2,361,947   $   1,876,333   $     504,291
Growth HLS Fund                                          --              --              --
High Yield HLS Fund                           $     695,691   $     322,313   $    166,647**
Index HLS Fund                                $   4,272,314   $   5,149,099   $   4,356,861
International Capital Appreciation HLS Fund   $      30,698              --              --
International Opportunities HLS Fund          $   5,600,024   $   7,392,807   $   6,344,130
International Small Company HLS Fund          $      16,747              --              --
MidCap HLS Fund                               $   8,623,046   $   6,536,373   $   1,712,667
MidCap Value HLS Fund                         $     193,831              --              --
Money Market HLS Fund                         $   4,213,058   $   2,870,381   $   2,688,668
Mortgage Securities HLS Fund                  $     930,210   $     781,479   $     884,063
Small Company HLS Fund                        $   4,137,136   $   5,105,364   $   2,400,827
Stock HLS Fund                                $  21,947,309   $  23,920,310   $  20,925,628
Value HLS Fund                                $      91,932              --              --

*  Reflects waiver of $24,763.
** Reflects waiver of $40,569.

          For the last three fiscal years, HL Advisors paid the following sub-advisory fees to Wellington Management:

FUND NAME                                      GROSS FEES      FEE WAIVER        NET PAID
-------------                                 -------------   -------------   -------------

                                                                  2001
                                                              -------------
Advisers HLS Fund                             $  19,443,127              --   $  19,443,127
Capital Appreciation HLS Fund                 $  19,117,161              --   $  19,117,161
Dividend & Growth HLS Fund                    $   5,185,786              --   $   5,185,786
Focus HLS Fund                                $      44,740   $      23,296   $      21,444
Global Advisers HLS Fund                      $   1,016,939              --   $   1,016,939
Global Communications HLS Fund                $      42,682   $      42,682              --
Global Financial Services HLS Fund            $      46,609   $      46,609              --
Global Health HLS Fund                        $     728,802              --   $     728,802
Global Leaders HLS Fund                       $   1,469,381              --   $   1,469,381
Global Technology HLS Fund                    $     413,711              --   $     413,711
Growth and Income HLS Fund                    $     964,491              --   $     964,491
International Capital Appreciation HLS Fund   $      16,638   $       8,986   $       7,652
International Opportunities HLS Fund          $   2,602,760              --   $   2,602,760
International Small Company HLS Fund          $      10,152   $       7,001   $       3,151
MidCap HLS Fund                               $   4,021,243              --   $   4,021,243
MidCap Value HLS Fund                         $      97,055   $      23,481   $      73,574
Small Company HLS Fund                        $   1,958,460              --   $   1,958,460
Stock HLS Fund                                $  13,268,109              --   $  13,268,109
Value HLS Fund                                $      46,851   $      22,186   $      24,665

FUND NAME                                      GROSS FEES       FEE WAIVER       NET PAID
-------------                                 -------------   -------------   -------------

                                                                   2000
                                                              -------------
Advisers HLS Fund                             $  21,106,151              --   $  21,106,151
Capital Appreciation HLS Fund                 $  19,115,402              --   $  19,115,402
Dividend & Growth HLS Fund                    $   4,918,568              --   $   4,918,568
Focus HLS Fund                                           --              --              --
Global Advisers HLS Fund                      $   1,136,652              --   $   1,136,652
Global Communications HLS Fund                $         246   $         246              --
Global Financial Services HLS Fund            $         246   $         246              --
Global Health HLS Fund                        $     160,544   $      22,993   $     137,551
Global Leaders HLS Fund                       $   1,250,303              --   $   1,250,303
Global Technology HLS Fund                    $     147,672   $      15,971   $     131,701
Growth and Income HLS Fund                    $     780,601              --   $     780,601
International Capital Appreciation HLS Fund              --              --              --
International Opportunities HLS Fund          $   3,442,098              --   $   3,442,098
International Small Company HLS Fund                     --              --              --
MidCap HLS Fund                               $   3,048,264              --   $   3,048,264
MidCap Value HLS Fund                                    --              --              --
Small Company HLS Fund                        $   2,374,752              --   $   2,374,752
Stock HLS Fund                                $  14,452,468              --   $  14,452,468
Value HLS Fund                                           --              --              --

FUND NAME                                      GROSS FEES       FEE WAIVER       NET PAID
-------------                                 -------------   -------------   -------------

                                                                   1999
                                                              -------------
Advisers HLS Fund                             $  19,890,210              --   $  19,890,210
Capital Appreciation HLS Fund                 $  13,271,179              --   $  13,271,179
Dividend & Growth HLS Fund                    $   5,131,743              --   $   5,131,743
Focus HLS Fund                                           --              --              --
Global Advisers HLS Fund                      $     932,641              --   $     932,641
Global Communications HLS Fund                           --              --              --
Global Financial Services HLS Fund                       --              --              --
Global Health HLS Fund                                   --              --              --
Global Leaders HLS Fund                       $     172,636   $      33,085   $     139,551
Global Technology HLS Fund                               --              --              --
Growth and Income HLS Fund                    $     241,689   $      26,680   $     215,009
International Capital Appreciation HLS Fund              --              --              --
International Opportunities HLS Fund          $   2,948,710              --   $   2,948,710
International Small Company HLS Fund                     --              --              --
MidCap HLS Fund                               $     885,697              --   $     885,697
MidCap Value HLS Fund                                    --              --              --
Small Company HLS Fund                        $   1,203,247              --   $   1,203,247
Stock HLS Fund                                $  12,655,376              --   $  12,655,376
Value HLS Fund                                           --              --              --

          For the last three fiscal years, HL Advisors paid the following investment services fees to HIMCO:

HARTFORD HLS FUND NAME                      2001            2000            1999
----------------------                 -------------   -------------   -------------
Bond HLS Fund                          $     900,601   $     656,755   $     626,626
High Yield HLS Fund                    $      79,871   $      36,903   $      23,483
Index HLS Fund                         $   1,410,181   $   1,694,954   $   1,418,336
Money Market HLS Fund                  $   1,112,497   $     755,886   $     702,123
Mortgage Securities HLS Fund           $     245,558   $     205,794   $     230,567

          Pursuant to the investment management agreement, investment sub-advisory and investment services agreements, neither HL Advisors, HIMCO nor Wellington Management is liable to the Hartford HLS Funds or their shareholders for an error of judgment or mistake of law or for a loss suffered by the Hartford HLS Funds in connection with the matters to which their respective agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of HIMCO or Wellington Management in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable agreement.

          HL Advisors, whose principal business address is at 200 Hopmeadow Street, Simsbury, Connecticut 06089, was organized in 1981. As of December 31, 2001, HL Advisors had over $48.6 billion in assets under management. HIMCO is located at 55 Farmington Avenue, Hartford, Connecticut 06105, was organized in 1996 and is a wholly owned subsidiary of The Hartford. HIMCO is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies and other institutional accounts. As of December 31, 2001, HIMCO and its wholly owned subsidiary had approximately $75.4 billion in assets under management.

          Wellington Management Company, LLP, whose business address is, 75 State Street, Boston, MA 02109, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2001, Wellington Management had investment management authority with respect to approximately $311 billion in assets. Wellington Management is a Massachusetts limited liability partnership. The three managing partners of Wellington Management are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan.

          The investment management agreements, investment subadvisory agreements and investment services agreements continue in effect for two years from initial approval and from year to year thereafter if approved annually by a vote of a majority of the directors of the respective Hartford HLS Funds including a majority of the directors who are not parties to an agreement or interested persons of any party to the agreement, cast in person at a meeting called for the purpose of voting on such approval, or by holders of a majority of the applicable Hartford HLS Fund's outstanding voting securities. The contract automatically terminates upon assignment as defined under the 1940 Act. The investment management agreement may be terminated without penalty on 60 days' notice at the option of either party to the respective contract or by vote of the holders of a majority of the outstanding voting securities of the applicable Hartford HLS Fund. The investment subadvisory agreements and investment services agreements may be terminated at any time without the payment of any penalty by the board of directors, by vote of a majority of the outstanding voting securities of the respective Hartford HLS Fund or by HL Advisors, upon 60 days' notice to HIMCO and Wellington Management, and by Wellington Management or HIMCO upon 90 days' written notice to HL Advisors (with respect to that Hartford HLS Fund only). The investment subadvisory agreement and investment services agreements terminate automatically upon the termination of the corresponding investment management agreement.

          HL Advisors may make payments from time to time from its own resources, which may include the management fees paid by the Hartford HLS Fund to compensate broker dealers, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise indirectly promote the sale of shares of the Hartford HLS Funds by promoting the sale of variable contracts including paying for the preparation, printing and distribution of prospectuses and sales literature or other promotional activities.

          Each Hartford HLS Fund, HL Advisors, HIMCO and Wellington Management have each adopted a code of ethics designed to protect the interests of each Fund's shareholders. Under each Code of Ethics, investment personnel are permitted to trade securities for their own account, including securities that may be purchased or held by a Hartford HLS Fund, subject to a number of restrictions. Each Code of Ethics has been filed with the SEC and may be viewed by the public.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

          The Hartford HLS Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to any policy established by the board of directors, HIMCO and Wellington Management, as applicable, are primarily responsible for the investment decisions of each Hartford HLS Fund and the placing of its portfolio transactions. In placing orders, it is the policy of each Hartford HLS Fund (except as described below) to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While HIMCO and Wellington Management generally seek reasonably competitive spreads or commissions, the Hartford HLS Funds will not necessarily pay the lowest possible spread or commission. Upon instructions from HL Advisors, Wellington Management may direct certain brokerage transactions to broker/dealers who also sell shares of funds in the fund complex. Upon instructions from HL Advisors, Wellington Management may also direct certain brokerage transactions to broker/dealers that pay for certain other services used by the funds.

          Although the rules of the National Association of Securities Dealers, Inc. ("NASD") prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered by the investment company as a factor in selecting brokers to execute portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who sell shares of funds in the fund complex.

          HIMCO and Wellington Management generally deal directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. Portfolio securities in the Money Market HLS Fund normally are purchased directly from, or sold directly to, the issuer, an underwriter or market maker for the securities. There usually are no brokerage commissions paid by the Money Market HLS Fund for such purchases or sales.

Broker-dealers who provide investment research to HIMCO or Wellington Management may receive orders for transactions from HIMCO or Wellington Management. Such research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry, or economic sector. Some of these services are of value to Wellington Management or HIMCO, or their affiliates, in advising various of their clients (including the Hartford HLS Funds), although not all of these services are necessarily useful and of value in managing the Hartford HLS Funds. The management fee paid by by a Hartford HLS Fund is not reduced because Wellington Management or HIMCO, or their affiliates, receive these services even though they might otherwise be required to purchase some of these services for cash. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), Wellington Management and HIMCO may cause a Hartford HLS Fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the 1934 Act) to Wellington Management or HIMCO an amount in respect to securities transactions for the Hartford HLS Fund in excess of the amount that another broker-dealer would have charged in respect of that transaction.

          Investment decisions for the Hartford HLS Funds are made independently from those of any other clients that are managed by HIMCO, Wellington Management or their affiliates. If, however, accounts managed by HIMCO or Wellington Management are simultaneously engaged in the purchase of the same security, then, as authorized by each Hartford HLS Fund's board of directors, available securities may be allocated to each Hartford HLS Fund or other client account and may be averaged as to price in whatever manner HIMCO or Wellington Management deems to be fair. Such allocation and pricing may affect the amount of brokerage commissions paid by each Hartford HLS Fund. In some cases, this system might adversely affect the price paid by a Hartford HLS Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for a Hartford HLS Fund (for example, in the case of a small issue). Accounts managed by HIMCO or Wellington (or their affiliates) may hold securities held by a Hartford HLS Fund. Because of different investment objectives or other factors, a particular security may be bought by HIMCO or Wellington Management for one or more clients when one or more clients are selling the same security.

          For the last three fiscal years, the Hartford HLS Funds paid the following brokerage commissions:

FUND NAME                                           2001             2000             1999
-------------------------------------------   --------------   --------------   --------------
Advisers HLS Fund                             $    6,879,777   $    5,591,379   $    6,017,777
Bond HLS Fund                                            N/A              N/A              N/A
Capital Appreciation HLS Fund                 $   19,644,726   $   15,249,703   $    9,414,734

FUND NAME                                           2001             2000             1999
-------------------------------------------   --------------   --------------   --------------
Dividend and Growth HLS Fund                  $    5,046,396   $    4,145,091   $    3,991,949
Focus Growth HLS Fund                                     --               --               --
Focus HLS Fund                                $       91,087               --               --
Global Advisers HLS Fund                      $    1,788,850   $    1,225,622   $    1,079,028
Global Communications HLS Fund                $       21,691               --               --
Global Financial Services HLS Fund            $       43,332               --               --
Global Health HLS Fund                        $      327,059   $      130,957               --
Global Leaders HLS Fund                       $    4,850,980   $    3,697,328   $      406,575
Global Technology HLS Fund                    $      381,629   $       97,774               --
Growth and Income HLS Fund                    $      715,943   $      383,999   $      142,956
Growth HLS Fund                                           --               --               --
High Yield HLS Fund                                      N/A              N/A              N/A
Index HLS Fund                                $      176,469   $      147,865   $      168,000
International Capital Appreciation HLS Fund   $       42,120               --               --
International Opportunities HLS Fund          $    5,977,315   $    8,161,531   $    7,376,146
International Small Company HLS Fund          $       21,699               --               --
MidCap HLS Fund                               $    4,561,333   $    3,385,103   $      977,321
MidCap Value HLS Fund                         $      123,065               --               --
Money Market HLS Fund                                    N/A              N/A              N/A
Mortgage Securities HLS Fund                             N/A              N/A              N/A
Small Company HLS Fund                        $    4,078,289   $    2,282,267   $    1,012,220
Stock HLS Fund                                $    6,784,363   $    6,675,088   $    6,262,227
Value HLS Fund                                $       37,068               --               --

          In general, changes in the amount of brokerage commissions paid by a Hartford HLS Fund are due primarily to that Hartford HLS Fund's asset growth, cash flows and changes in portfolio turnover.

          The following table shows the dollar amount of brokerage commissions paid to firms that provided research and execution services and the approximate dollar amount of the transactions involved for the fiscal year ended December 31, 2001.

                                             COMMISSIONS PAID TO  TOTAL AMOUNT OF TRANSACTION TO
                                           FIRMS FOR EXECUTION AND    FIRMS FOR EXECUTION AND
HARTFORD HLS FUND NAME                        RESEARCH SERVICES         RESEARCH SERVICES
-------------------------------------------   -----------------         -----------------
Advisers HLS Fund                             $       1,155,464         $     877,104,004
Bond HLS Fund                                               N/A                       N/A
Capital Appreciation HLS Fund                 $         913,378         $     732,982,757
Dividend and Growth HLS Fund                  $         434,402         $     429,083,153
Focus Growth HLS Fund                                        --                        --
Focus HLS Fund                                $          16,064         $      13,205,393
Global Advisers HLS Fund                      $          95,289         $      54,260,801
Global Communications HLS Fund                $           3,950         $       3,073,322
Global Financial Services HLS Fund            $           1,119         $       1,935,904
Global Health HLS Fund                        $          22,122         $      21,510,189
Global Leaders HLS Fund                       $         246,683         $     146,031,849
Global Technology HLS Fund                    $          41,008         $      28,453,331
Growth and Income HLS Fund                    $          67,430         $     102,833,408
Growth HLS Fund                                              --                        --
High Yield HLS Fund                                         N/A                       N/A
Index HLS Fund                                              N/A                       N/A
International Capital Appreciation HLS Fund   $           3,713         $       1,813,846
International Opportunities HLS Fund          $         289,526         $     149,911,068

                                             COMMISSIONS PAID TO  TOTAL AMOUNT OF TRANSACTION TO
                                           FIRMS FOR EXECUTION AND    FIRMS FOR EXECUTION AND
HARTFORD HLS FUND NAME                        RESEARCH SERVICES         RESEARCH SERVICES
-------------------------------------------   -----------------         -----------------

International Small Company HLS Fund          $             112         $          45,718
MidCap HLS Fund                               $         204,390         $     108,420,684
MidCap Value HLS Fund                         $          22,599         $      24,498,974
Money Market HLS Fund                                       N/A                       N/A
Mortgage Securities HLS Fund                                N/A                       N/A
Small Company HLS Fund                        $         142,267         $      86,557,310
Stock HLS Fund                                $         685,375         $     611,554,517
Value HLS Fund                                $           6,610         $      10,598,952

                           HARTFORD HLS FUND EXPENSES

          Each Hartford HLS Fund assumes and pays the following costs and expenses: interest; taxes; brokerage charges (which may be to affiliated broker-dealers); costs of preparing, printing and filing any amendments or supplements to the registration forms of each Hartford HLS Fund and its securities; all federal and state registration, qualification and filing costs and fees, issuance and redemption expenses, transfer agency and dividend and distribution disbursing agency costs and expenses; custodian fees and expenses; accounting, auditing and legal expenses; fidelity bond and other insurance premiums; fees and salaries of directors, officers and employees of each Hartford HLS Fund other than those who are also officers of Hartford Life; industry membership dues; all annual and semiannual reports and prospectuses mailed to each Hartford HLS Fund's shareholders as well as all quarterly, annual and any other periodic report required to be filed with the SEC or with any state; any notices required by a federal or state regulatory authority, and any proxy solicitation materials directed to Hartford HLS Fund shareholders as well as all printing, mailing and tabulation costs incurred in connection therewith, and any expenses incurred in connection with the holding of meetings of each Hartford HLS Fund's shareholders, expenses related to distribution activities as provided under a Hartford HLS Fund's Rule 12b-1 distribution plan for Class IB shares and other miscellaneous expenses related directly to the Hartford HLS Funds' operations and interest.

                        HARTFORD HLS FUND ADMINISTRATION

          An Administrative Services Agreement between each Hartford HLS Fund and Hartford Life provides that Hartford Life will manage the business affairs and provide administrative services to each Hartford HLS Fund. Under the terms of these Agreements, Hartford Life will provide the following: administrative personnel, services, equipment and facilities and office space for proper operation of the Hartford HLS Funds. Hartford Life has also agreed to arrange for the provision of additional services necessary for the proper operation of the Hartford HLS Funds, although the Hartford HLS Funds pay for these services directly. As compensation for the services to be performed by Hartford Life, each Hartford HLS Fund pays to Hartford Life, as promptly as possible after the last day of each month, a monthly fee at the annual rate of .20% of the average daily net assets of the Hartford HLS Fund. In addition to the administrative services fee, Hartford Life is compensated for fund accounting services at a competitive market rate.

          For the last three fiscal years, each Hartford HLS Fund paid the following administrative fees to Hartford Life:

HARTFORD HLS FUND NAME                             2001           2000            1999
-------------------------------------------   -------------   -------------   -------------
Advisers HLS Fund                             $  25,442,165   $  27,656,837   $  26,036,945
Bond HLS Fund                                 $   2,728,479   $   1,995,157   $   1,922,419
Capital Appreciation HLS Fund                 $  18,743,192   $  18,740,088   $  12,896,177
Dividend and Growth HLS Fund                  $   6,432,382   $   6,073,393   $   6,358,994
Focus Growth HLS Fund                                    --              --              --
Focus HLS Fund                                $      29,679              --              --
Global Advisers HLS Fund                      $     713,825   $     809,040   $     646,111

HARTFORD HLS FUND NAME                             2001           2000            1999
-------------------------------------------   -------------   -------------   -------------
Global Communications HLS Fund                $      17,259              --              --
Global Financial Services HLS Fund            $      23,777              --              --
Global Health HLS Fund                        $     348,632   $      81,517              --
Global Leaders HLS Fund                       $   1,096,318   $     909,841   $     108,269
Global Technology HLS Fund                    $     184,009   $      76,027              --
Growth and Income HLS Fund                    $     852,300   $     667,783   $     174,191
Growth HLS Fund                                          --              --              --
High Yield HLS Fund                           $     241,980   $     112,109   $      71,775
Index HLS Fund                                $   4,272,314   $   5,149,099   $   4,356,861
International Capital Appreciation HLS Fund   $       9,445              --              --
International Opportunities HLS Fund          $   2,228,791   $   3,066,040   $   2,573,708
International Small Company HLS Fund          $       5,153              --              --
MidCap HLS Fund                               $   3,647,273   $   2,672,206   $     610,859
MidCap Value HLS Fund                         $      62,026              --              --
Money Market HLS Fund                         $   3,370,446   $   2,296,305   $   2,150,934
Mortgage Securities HLS Fund                  $     743,950   $     625,183   $     707,251
Small Company HLS Fund                        $   1,584,492   $   1,998,694   $     870,967
Stock HLS Fund                                $  17,208,809   $  18,785,259   $  16,390,499
Value HLS Fund                                $      29,418              --              --

                            DISTRIBUTION ARRANGEMENTS

          Each Hartford HLS Fund's shares are sold by Hartford Securities Distribution Company (the "distributor") on a continuous basis to separate accounts sponsored by The Hartford and its affiliates and to certain qualified retirement plans. Certain Hartford HLS Fund's shares are also sold by the distributor on a continuous basis to separate accounts sponsored by other insurance companies.

          Each Hartford HLS Fund has adopted separate distribution plans (the "Plans") for Class IB shares pursuant to appropriate resolutions of each Hartford HLS Fund's board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the NASD regarding asset based sales charges.

          Pursuant to the Plans, each Hartford HLS Fund may compensate the distributor for its expenditures in financing any activity primarily intended to result in the sale of Hartford HLS Fund shares. The expenses of each Hartford HLS Fund pursuant to each Plan are accrued on a fiscal year basis and may not exceed the annual rate of 0.25% of each Hartford HLS Fund's average daily net assets attributable to Class IB shares. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

          Distribution fees paid to the distributor may be spent on any activities or expenses primarily intended to result in the sale of each Hartford HLS Fund's shares including (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable annuity contracts or variable life insurance contracts ("Variable Contracts") investing indirectly in Class IB shares; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of Variable Contracts investing indirectly in Class IB shares; (d) expenses relating to the development, preparation, printing, and mailing of Hartford HLS Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Hartford HLS Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Hartford HLS Fund investment objectives and policies and other information about the Hartford HLS Fund, including performance; (g) expenses of training sales personnel regarding the Hartford HLS Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the Variable

Contracts to the fund; and (i) expenses of personal services and/or maintenance of Variable Contract accounts with respect to Class IB shares attributable to such accounts. These Plans are considered compensation type plans, which means the distributor is paid the agreed upon fee regardless of the distributor's expenditures.

          In accordance with the terms of the Plans, the distributor provides to each Hartford HLS Fund, for review by each Hartford HLS Fund's board of directors, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made.

          The Plans were adopted by a majority vote of the respective Hartford HLS Fund's board of directors, including at least a majority of directors who are not, and were not at the time they voted, interested persons of each fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the directors identified and considered a number of potential benefits which the Plans may provide including the potential to increase assets in order to benefit from economies of scale. The board of directors believes that there is a reasonable likelihood that the Plans will benefit the Class IB shareholders of each Hartford HLS Fund. Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the directors in the manner described above. The Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of each Hartford HLS Fund affected thereby, and material amendments to the Plans must also be approved by the board of directors in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the directors who are not interested persons of each Hartford HLS Fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a "majority of the outstanding voting securities" of each Hartford HLS Fund affected thereby. A Plan will automatically terminate in the event of its assignment.

          For the last two fiscal years, the following 12b-1 fees were paid by the Class IB Shares of the Hartford HLS Funds in the years indicated:

HARTFORD HLS FUND NAME                             2001            2000
-------------------------------------------   -------------   -------------
Advisers HLS Fund                             $     692,823   $     333,832
Bond HLS Fund                                 $     152,618   $      38,668
Capital Appreciation HLS Fund                 $     459,993   $     120,031
Dividend and Growth HLS Fund                  $     158,012   $      37,668
Focus Growth HLS Fund                                    --              --
Focus HLS Fund                                $       4,844              --
Global Advisers HLS Fund                      $      15,718   $       3,453
Global Communications HLS Fund                $       1,875              --
Global Financial Services HLS Fund            $       3,118              --
Global Health HLS Fund                        $      39,376   $       4,142
Global Leaders HLS Fund                       $      71,172   $      16,261
Global Technology HLS Fund                    $      22,705   $       4,811
Growth and Income HLS Fund                    $      57,662   $       8,772
Growth HLS Fund                                          --              --
High Yield HLS Fund                           $      23,693   $       1,362
Index HLS Fund                                $      56,067   $      10,569
International Capital Appreciation HLS Fund   $       2,121              --
International Opportunities HLS Fund          $      43,458   $      19,853
International Small Company HLS Fund          $         547              --
MidCap HLS Fund                               $     168,184   $      27,656
MidCap Value HLS Fund                         $      10,988              --
Money Market HLS Fund                         $     182,033   $      30,074
Mortgage Securities HLS Fund                  $      20,882   $         585
Small Company HLS Fund                        $      84,054   $      47,276
Stock HLS Fund                                $     365,627   $     150,489

HARTFORD HLS FUND NAME                             2001            2000
-------------------------------------------   -------------   -------------
Value HLS Fund                                $       5,303              --

The entire amount of 12b-1 fees listed above were paid to dealers as compensation.

          The distributor and its affiliates pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Hartford HLS Funds' shares and/or for the servicing of those shares. These payments may be made to supplement portfolio brokerage directed in recognition of the sale of fund shares.

                        PURCHASE AND REDEMPTION OF SHARES

          For information regarding the purchase or sale (redemption) of Hartford HLS Fund shares, see "Purchase and Redemption of Fund Shares" in the Hartford HLS Funds' prospectus.

                            SUSPENSION OF REDEMPTIONS

          Under unusual circumstances, a Hartford HLS Fund may suspend repurchases or postpone payment of redemption proceeds for more than seven days, as permitted by federal securities law. A Hartford HLS Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the New York Stock Exchange (NYSE) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by a Hartford HLS Fund of securities owned by it is not reasonably practicable or (2) it is not reasonably practicable for a Hartford HLS Fund to fairly determine the value of its assets, or for such other periods as the SEC may permit for the protection of investors.

                        DETERMINATION OF NET ASSET VALUE

          The net asset value of the shares of each Hartford HLS Fund is determined by Hartford Life in the manner described in the Hartford HLS Funds' prospectus. The Hartford HLS Funds are closed for business and do not price their shares on the following business holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays observed by the New York Stock Exchange. Securities held by each Hartford HLS Fund other than the Money Market HLS Fund are valued as follows: debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Short-term securities held in the Money Market HLS Fund are valued at amortized cost, which approximates market value. All other Hartford HLS Funds' debt investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.

          Equity securities are valued at the last sale price reported on principal securities exchanges on which they are traded. If no sale took place on a particular day and in the case of certain equity securities traded over-the-counter, then such securities are valued at the mean between the bid and asked prices. Securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate at the end of the reporting period. Options are valued at the last sales price; if no sale took place on a particular day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at fair value by, or under guidelines established by, the Hartford HLS Funds' board of directors.

          Under the amortized cost method of valuation, an instrument is valued at cost and the interest payable at maturity upon the instrument is accrued as income, on a daily basis, over the remaining life of the instrument. Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the portfolio's investments assuming the instrument's obligation is paid in full on maturity.

          The amortized cost method of valuation permits the Money Market HLS Fund to maintain a stable $1.00 net asset value per share. The board of directors of Hartford Money Market HLS Fund, Inc. periodically reviews the extent of any deviation from the $1.00 per share value that would occur if a method of valuation based on market prices and estimates were used. In the event such a deviation would exceed one-half of one percent, the board of directors will promptly consider any action that reasonably should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include selling portfolio securities prior to maturity, not declaring earned income dividends, valuing portfolio securities on the basis of current market prices, if available, or, if not available, at fair market value as determined in good faith by the board of directors, and (considered highly unlikely by management of the Hartford HLS Fund) redemption of shares in kind (I.E., portfolio securities). In periods of declining interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be higher than a similar computation made using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be lower than a similar computation made using a method of valuation based upon market prices and estimates.

             OWNERSHIP AND CAPITALIZATION OF THE HARTFORD HLS FUNDS

          CAPITAL STOCK The board of directors for each Hartford HLS Fund is authorized, without further shareholder approval, to authorize additional shares and to classify and reclassify shares of the Hartford HLS Funds into one or more classes. Accordingly, the directors have authorized the issuance of two classes of shares of the Hartford HLS Funds designated as Class IA and Class IB shares. The shares of each class represent an interest in the same portfolio of investments of the Hartford HLS Funds and have equal rights as to voting, redemption, and liquidation. However, each class bears different expenses and therefore the net asset values of the two classes and any dividends declared may differ between the two classes.

          Pursuant to state insurance law, Hartford Life, or its affiliates, is the owner of all Hartford HLS Fund shares held in separate accounts of Hartford Life or its affiliates (such shares are held for the benefit of Contractholders and policy owners). As of March 31, 2002, Hartford Life (or its affiliates) was the shareholder of record of all (or in the case of the Stock HLS Fund at least 93%, and in the case of Advisers HLS Fund at least 97%) of the outstanding shares of each Hartford HLS Fund. An employee retirement plan sponsored by The Hartford Financial Services Group, Inc. or its affiliates owned, as of March 31, 2002, shares of a number of Hartford HLS Funds and, in the case of Global Technology HLS Fund, 7.1% of the outstanding Class IA shares. Certain employee retirement plans of the State of California, as of March 31, 2002, owned an aggregate of 6.74% of Class IA shares of Stock HLS Fund.

          HL Advisors is the only shareholder of any of the Hartford HLS Funds (other than as described above) owning more than 5% of the outstanding shares of a Hartford HLS Fund. As of March 31, 2002, HL Advisors owned shares in the following Hartford HLS Funds:

                 FUND                                                      PERCENTAGE OF OWNERSHIP
                 ----                                                      -----------------------
                                                                            CLASS IA      CLASS IB
                                                                            --------      --------
Global Communications HLS Fund                                               63.73%        29.89%
Global Financial Services HLS Fund                                           48.97%        20.72%
Focus HLS Fund                                                                6.64%         2.34%
Value HLS Fund                                                                4.31%         1.60%
MidCap Value HLS Fund                                                         1.65%         0.69%
International Capital Appreciation HLS Fund                                  18.01%         3.97%
International Small Company HLS Fund                                         41.48%        24.16%

          SHARE CLASSES Under each Hartford HLS Fund's multi-class plan, shares of each class of a Hartford HLS Fund represent an equal pro-rata interest in that Hartford HLS Fund and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear its "Class Expenses;" (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; (d) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (e) each class may have separate exchange privileges; and (f) each class may have different conversion features, although a conversion feature is not currently contemplated. Expenses currently designated as "Class Expenses" by the Hartford HLS Fund's board of directors are currently limited to payments made to the distributor for the Class IB shares pursuant to the Distribution Plan for the Class IB shares.

          VOTING Each shareholder is entitled to one vote for each share of the Hartford HLS Funds held upon all matters submitted to the shareholders generally. Most of the shares of the Hartford HLS Funds are held of record by insurance companies. The insurance companies will generally vote Hartford HLS Fund shares pro-rata according to the written instructions of the owners of Variable Contracts indirectly invested in the Hartford HLS Funds. It is expected that such insurance companies will vote shares for which no instructions are received for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

          Matters in which the interests of all the Hartford HLS Funds are substantially identical (such as the election of directors or the ratification of the selection of the independent accountants) are voted on by all shareholders without regard to the separate Hartford HLS Funds. Matters that affect all or several Hartford HLS Funds, but where the interests of the Hartford HLS Funds are not substantially identical (such as approval of an investment management agreement) are voted on separately by the shareholders of each Hartford HLS Fund for their Hartford HLS Fund. Matters that affect only one Hartford HLS Fund (such as a change in its fundamental policies) are voted on separately for the Hartford HLS Fund by the shareholders of that Hartford HLS Fund. Likewise, matters that affect only one class of shares of a Hartford HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class.

          OTHER RIGHTS Each share of Hartford HLS Fund stock, when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable. Shares of Hartford HLS Fund stock have no pre-emptive, subscription or conversion rights. Upon liquidation of a Hartford HLS Fund, the shareholders of that Hartford HLS Fund shall be entitled to share, pro rata, in any assets of the Hartford HLS Fund after discharge of all liabilities and payment of the expenses of liquidation.

                             INVESTMENT PERFORMANCE

MONEY MARKET HLS FUND

          In accordance with regulations prescribed by the SEC, the current annualized yield of the Money Market HLS Fund for a seven-day period must be computed in a manner which does not take into consideration any realized or unrealized gains or losses on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one share of the Money Market HLS Fund at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis.

          The SEC also permits the Hartford HLS Fund to disclose the effective yield of the Money Market HLS Fund for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

          The yield on amounts held in the Money Market HLS Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market HLS Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market HLS Fund, the types and quality of portfolio securities held by the Money Market HLS Fund, any default by issuers of investments held by the Money Market HLS Fund and its operating expenses.

          For the seven-day period ending December 31, 2001 the Money Market HLS Fund's annualized yield for Class IA and Class IB was 1.80% and 1.62% respectively. For the same period the effective yield for Class IA and Class IB was 1.82% and 1.64% respectively.

Example:
         Assumptions:

          Value of a hypothetical pre-existing account with exactly one share of Class IA at the beginning of the period: $1.000000

          Value of the same account (excluding capital changes) at the end of the seven day period: $1.00346 This value would include the value of any additional shares purchased with dividends from the original share, and all dividends declared on both the original share and any such additional shares.

         Calculation:

         Ending account value                                                                     $1.000346
         Less beginning account value                                                              1.000000

         Net change in account value                                                               $.000346
         Base period return:                                                   $.000346/$1.000000 = .000346
         (adjusted change/beginning account value)

         Current yield =                                                     .000346 X (365/7) =      1.80%

         Effective yield =                                           (1 + .000346)^(365/7) - 1 =      1.82%

          The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, the current yield and effective yield information may be of limited use for comparative purposes because it does not reflect charges imposed at the separate account level which, if included, would decrease the yield.

OTHER FUNDS

          STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS Average annual total return quotations for the Hartford HLS Funds are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

                                     P(1+T)TO THE POWER OF n = ERV
Where:

P        =    a hypothetical initial payment of               n        =    number of years
              $1,000, less the maximum sales load             ERV      =    ending redeemable value of the
              applicable to a Fund                                          hypothetical $1,000 initial payment
T        =    average annual total return                                   made at the beginning of the
                                                                            designated period (or fractional
                                                                            portion thereof)

          The computation above assumes that all dividends and distributions made by a Hartford HLS Fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

          One of the primary methods used to measure performance is "total return." "Total return" will normally represent the percentage change in value of a class of a Hartford HLS Fund, or of a hypothetical investment in a class of a Hartford HLS Fund, over any period up to the lifetime of the class. Unless otherwise indicated, total return calculations will assume the deduction of the maximum sales charge and usually assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period. Total return calculations that do not reflect the reduction of sales charges will be higher than those that do reflect such charges.

          Total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result. In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size of a class of the Hartford HLS Fund.

          Each Hartford HLS Fund's average annual total return quotations and yield quotations as they may appear in the prospectus, this SAI or in advertising are calculated by standard methods prescribed by the SEC unless otherwise indicated.

          NON-STANDARDIZED PERFORMANCE In addition, in order to more completely represent a Hartford HLS Fund's performance or more accurately compare such performance to other measures of investment return, a Hartford HLS Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Returns"). Non-Standardized Returns may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. All non-standardized performance will be advertised only if the standard performance data for the same period, as well as for the required periods, is also presented.

          Class IB shares of Capital Appreciation HLS Fund, Dividend and Growth HLS Fund, International Opportunities HLS Fund, Small Company HLS Fund, Stock HLS Fund, Advisers HLS Fund, Bond HLS Fund, and Money Market HLS Fund commenced operations on April 1, 1998. Class IB shares of Index HLS Fund, MidCap HLS Fund, Global Advisers HLS Fund, and Mortgage Securities HLS Fund commenced operations on November 9, 1999. For periods prior to April 1, 1998 and November 9, 1999, as applicable, Class IB performance for these Hartford HLS Funds is calculated by using Class IA shares performance adjusted for Class IB 12b-1 fees of .25%.

          The chart below sets forth certain standardized and non-standardized performance information as of December 31, 2001 for the Class IA and Class IB shares of each Hartford HLS Fund. Past performance is no guarantee and is not necessarily indicative of future performance of the shares. The actual annual returns for the shares may vary significantly from the past and future performance. Investment returns and the value of the shares will fluctuate in response to market and economic conditions as well as other factors and shares, when redeemed, may be worth more or less than their original cost. Total returns are based on capital changes plus reinvestment of all distributions for the time periods noted in the charts below.

          The manner in which total return and yield are calculated is described in this section. The following table sets forth the average annual total return and, where applicable, the yield for each Hartford HLS Fund shown for periods ending December 31, 2001.

                                                         TOTAL RETURN                        YIELD
                                                         ------------                      ----------
HARTFORD HLS FUND                      SINCE                                                30-DAY
(INCEPTION DATE)                     INCEPTION       1  YEAR      5 YEARS      10 YEARS      YIELD
-------------------------------      ----------     ----------   ----------   ----------   ----------
Capital Appreciation HLS Fund
Class IA (April 2, 1984)               16.80%         -6.94%        15.40%       16.64%         N/A
Class IB (April 1, 1998)               16.53%*        -7.10%        15.17%       16.38%         N/A
Dividend and Growth HLS Fund
Class IA (March 9, 1994)               14.80%         -4.04%        11.48%         N/A          N/A

                                                         TOTAL RETURN                        YIELD
                                                         ------------                      ----------
HARTFORD HLS FUND                      SINCE                                                30-DAY
(INCEPTION DATE)                     INCEPTION       1  YEAR      5 YEARS      10 YEARS      YIELD
-------------------------------      ----------     ----------   ----------   ----------   ----------
Class IB (April 1, 1998)               14.55%*        -4.21%        11.26%         N/A          N/A
Index HLS Fund
Class IA (May 1, 1987)                 11.91%        -12.31%        10.18%       12.28%         N/A
Class IB (November 9, 1999)            11.64%*       -12.47%         9.94%       12.02%         N/A
International Opportunities HLS
Fund
Class IA (July 2, 1990)                 4.84%        -18.73%         1.36%        5.60%         N/A
Class IB (April 1, 1998)                4.59%*       -18.88%         1.16%        5.37%         N/A
MidCap HLS Fund
Class IA (July 14, 1997)               24.30%         -3.62%          N/A          N/A          N/A
Class IB (November 9, 1999)            24.03%         -3.79%          N/A          N/A          N/A
Small Company HLS Fund
Class IA (August 9, 1996)              10.75%        -14.92%        10.12%         N/A          N/A
Class IB (April 1, 1998)               10.53%        -15.07%         9.91%         N/A          N/A
Stock HLS Fund
Class IA (August 31, 1977)             13.89%        -12.23%        11.37%       13.44%         N/A
Class IB (April 1, 1998)               13.62%        -12.39%        11.15%       13.18%         N/A
Advisers HLS Fund
Class IA (March 31, 1983)              11.83%         -4.64%        10.19%       11.14%         N/A
Class IB (April 1, 1998)               11.53%         -4.82%         9.97%       10.88%         N/A
Global Advisers HLS Fund
Class IA (March 1, 1995)                7.78%         -6.25%         5.22%         N/A          N/A
Class IB (November 9, 1999)             7.54%*        -6.42%         4.98%         N/A          N/A
Bond HLS Fund
Class IA (August 31, 1977)              8.67%          8.68%         7.51%        7.01%        5.74%
Class IB (April 1, 1998)                8.41%*         8.49%         7.29%        6.77%        5.55%
Mortgage Securities HLS Fund
Class IA (January 1, 1985)              8.44%          7.50%         6.96%        6.46%        4.86%
Class IB (November 9, 1999)             8.18%*         7.31%         6.71%        6.20%        4.67%
Money Market HLS Fund
Class IA (June 30, 1980)                7.15%          3.87%         5.09%        4.69%         N/A
Class IB (April 1, 1998)                6.90%*         3.68%         4.88%        4.45%         N/A
Global Communications HLS Fund
Class IA (December 27, 2000)          -35.55%        -35.74%          N/A          N/A          N/A
Class IB (December 27, 2000)          -36.00%        -35.88%          N/A          N/A          N/A
Global Financial Services HLS
Fund
Class IA (December 27, 2000)            5.73%        -5.72%           N/A          N/A          N/A
Class IB (December 27, 2000)           -5.99%        -5.91%           N/A          N/A          N/A
Global Health HLS Fund
Class IA (May 1, 2000)                 28.12%          2.04%          N/A          N/A          N/A
Class IB (May 1, 2000)                 27.89%          1.86%          N/A          N/A          N/A
Global Technology HLS Fund
Class IA (May 1, 2001)                -35.31%        -22.81%          N/A          N/A          N/A
Class IB (May 1, 2001)                -35.43%        -22.95%          N/A          N/A          N/A
International Capital
Appreciation HLS Fund
Class IA (April 30, 2001)             -13.98%           N/A           N/A          N/A          N/A

                                                         TOTAL RETURN                        YIELD
                                                         ------------                      ----------
HARTFORD HLS FUND                      SINCE                                                30-DAY
(INCEPTION DATE)                     INCEPTION       1  YEAR      5 YEARS      10 YEARS      YIELD
-------------------------------      ----------     ----------   ----------   ----------   ----------
Class IB (April 30, 2001)             -14.08%           N/A           N/A          N/A          N/A
Value HLS fund
Class IA (April 30, 2001)                .06%           N/A           N/A          N/A          N/A
Class IB (April 30, 2001)               -.06%           N/A           N/A          N/A          N/A
International Small Company HLS
Fund
Class IA (April 30, 2001)              -5.98%           N/A           N/A          N/A          N/A
Class IB (April 30, 2001)              -6.09%           N/A           N/A          N/A          N/A
MidCap Value HLS Fund
Class IA (April 30, 2001)               -.41%           N/A           N/A          N/A          N/A
Class IB (April 30, 2001)               -.52%           N/A           N/A          N/A          N/A
Focus HLS Fund
Class IA (April 30, 2001)               3.94%           N/A           N/A          N/A          N/A
Class IB (April 30, 2001)               3.83%           N/A           N/A          N/A          N/A
Growth HLS Fund
Class IA (April 30, 2002)                N/A            N/A           N/A          N/A          N/A
Class IB (April 30, 2002)                N/A            N/A           N/A          N/A          N/A
Global Leaders HLS Fund
Class IA (September 30, 1998)          14.14%        -16.58%          N/A          N/A          N/A
Class IB (September 30, 1998)          13.93%        -16.73%          N/A          N/A          N/A
Growth and Income HLS Fund
Class IA (May 29, 1998)                 6.61%         -8.02%          N/A          N/A          N/A
Class IB (May 29, 1998)                 6.40%         -8.18%          N/A          N/A          N/A
High Yield HLS Fund
Class IA (September 30, 1998)           3.72%          2.69%          N/A          N/A        10.89%
Class IB (September 30, 1998)           3.54%          2.54%          N/A          N/A        10.69%

          *    Based on the inception date of the Class IA shares.

          Each Hartford HLS Fund may also publish its distribution rate and/or its effective distribution rate. A Hartford HLS Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. A Hartford HLS Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. A Hartford HLS Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Hartford HLS Fund based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on a Hartford HLS Fund's last monthly distribution. A Hartford HLS Fund's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Hartford HLS Fund during the month (see "Dividends and Distributions" in the Hartford HLS Funds' prospectuses).

          Other data that may be advertised or published about each Hartford HLS Fund include the average portfolio quality, the average portfolio maturity and the average portfolio duration.

          STANDARDIZED YIELD QUOTATIONS The yield of a class is computed by dividing the class's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share of the class on the last day of such base period in accordance with the following formula:
                                   a-b
                                2[(--- + 1)TO THE POWER OF 6 - 1]
                                   cd
Where:

a        =    net investment income earned during             c         =   the average daily number of shares of
              the period attributable to the subject                        the subject class outstanding during
              class                                                         the period that were entitled to
b        =    net expenses accrued for the period                           receive dividends
              attributable to the subject class               d        =    the maximum offering price per share
                                                                            of the subject class on the last day
                                                                            of the period

          Net investment income will be determined in accordance with rules established by the SEC.

          GENERAL INFORMATION From time to time, the Hartford HLS Funds may advertise their performance compared to similar funds using certain unmanaged indices, reporting services and publications. Descriptions of some of the indices which may be used are listed below.

          The Standard & Poor's MidCap 400 Index is designed to represent price movements in the mid cap U.S. equity market. It contains companies chosen by the Standard & Poor's Index Committee for their size, liquidity and industry representation. None of the companies in the S&P 400 overlap with those in the S&P 500 Index or the S&P 600 Index. Decisions about stocks to be included and deleted are made by the Committee which meets on a regular basis. S&P 400 stocks are market cap weighted; each stock influences the Index in proportion to its relative market cap. REITs are not eligible for inclusion.

          The Standard & Poor's 500 Composite Stock Price Index is a well-diversified list of 500 companies representing the U.S. stock market.

          The Standard and Poor's Small Cap 600 Index is designed to represent price movements in the small cap U.S. equity market. It contains companies chosen by the Standard & Poors Index Committee for their size, industry characteristics, and liquidity. None of the companies in the S&P 600 overlap with the S&P 500 or the S&P 400 (MidCap Index). The S&P 600 is weighted by market capitalization. REITs are not eligible for inclusion.

          The NASDAQ Composite OTC Price Index is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks.

          The Lehman Brothers Global Aggregate Index USD Hdg provides a broad-based measure of the global investment-grade fixed income markets.

          The Lehman Brothers Government Bond Index is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage backed securities, bonds and foreign targeted issues are not included in the Lehman Government Bond Index.

          The Lehman Brothers Government/Credit Bond Index (formerly, the Lehman Brothers Government/Corporate Bond Index) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the Lehman Government/Corporate Bond Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

          The Lehman Brothers High Yield Corporate Index is an unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

          The Lehman Brothers Intermediate Government Index is an unmanaged index of government bonds with maturities of between one and ten years.

          The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

          The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 growth companies with higher price-to-book ratios and higher forecasted growth values.

          The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

          The Russell 2000 Index represents the bottom two thirds of the largest 3000 publicly traded companies domiciled in the U.S. Russell uses total market capitalization to sort its universe to determine the companies that are included in the Index. Only common stocks are included in the Index. REITs are eligible for inclusion.

          The Russell 2500 Index is a market value-weighted, unmanaged index showing total return (I.E., principal changes with income) in the aggregate market value of 2,500 stocks of publicly traded companies domiciled in the United States. The index includes stocks traded on the New York Stock Exchange and the American Stock Exchange as well as in the over-the-counter market.

          The Russell 3000 Value Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

          The Morgan Stanley Capital International Europe, Australia, Far East GDP Index (the "EAFE Index") is an unmanaged index that includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand and the Far East. The EAFE Index is typically shown weighted by the market capitalization. However, EAFE is also available weighted by Gross Domestic Product (GDP). These weights are modified on July 1st of each year to reflect the prior year's GDP. Indices with dividends reinvested constitute an estimate of total return arrived at by reinvesting one twelfth of the month end yield at every month end. The series with net dividends reinvested take into account those dividends net of withholding taxes retained at the source of payment.

          The Morgan Stanley Capital International World Index is a broad based unmanaged market capitalization-weighted total return index that measures the performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australian, New Zealand and the Far East.

          The Lehman Brothers High Yield BB Index is a measure of the market value of public debt issues with a minimum par value of $100 million and rated Ba1-Ba3 by Moody's. All bonds within the index are U.S. dollar denominated, non-convertible and have at least one year remaining to maturity.

          The Lehman Mortgage-Backed Securities Index includes the mortgage-backed pass-through securities of the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. The Index groups a wide range of pools of fixed rate mortgage-backed securities of those issuers and defines them generally according to agency, program, pass-through coupon and origination year. Those securities which meet the maturity and liquidity criteria are then used to determine the Index.

          The Salomon Smith Barney World Government Bond Index is a market-capitalization weighted benchmark that tracks the performance of the 18 Government bonds markets of Australia, Austria, Belgium, Canada, Denmark,

Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States. The ex-U.S. Index excludes the United States.

          The Goldman Sachs Health Care Index is a modified capitalization-weighted index of selected companies covering a broad range of healthcare and related businesses. Individual holdings are capped at 7.5% at each semi-annual reconstitution date and must be listed on the New York Stock Exchange, American Stock Exchange or National Association of Securities Dealers Automated Quotation (NASDAQ) System.

          The Goldman Sachs Technology Composite Index is a modified capitalization-weighted index of selected companies covering the entire spectrum of the technology industry. Individual holdings are capped at 8.5% at each semi-annual reconstitution date and must be listed on the New York Stock Exchange, American Stock Exchange or National Association of Securities Dealers Automated Quotation (NASDAQ) System.

          The MSCI AC (All Country) World Free ex US Index is a broad-based, unmanaged, market capitalization weighted, total return index that measures performance of both developed and emerging stock markets, excluding the US. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

          The MSCI AC (All Country) World Index Free-Telecommunication Services Index is a free float-adjusted marked capitalization index of developed and emerging market countries that is designed to measure international equity market performance.

          The MSCI Finance ex Real Estate Index is comprised of companies in three industries: banks, diversified financials, and insurance. As a general rule, a company is classified in the industry where it earns the majority of its revenue.

          In addition, from time to time in reports and promotions: (1) a Hartford HLS Fund's performance may be compared to other groups of mutual funds tracked by: (a) Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; (b) Morningstar, Inc., another widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; or (c) other financial or business publications, such as Business Week, Money Magazine, Forbes and Barron's which provide similar information; (2) the Consumer Price Index (a measure of inflation) may be used to assess the real rate of return from an investment in the Hartford HLS Fund; (3) other statistics such as GNP, and net import and export figures derived from governmental publications, E.G., The Survey of Current Business or other independent parties, E.G., the Investment Company Institute, may be used to illustrate investment attributes of the Hartford HLS Fund or the general economic, business, investment, or financial environment in which the Hartford HLS Fund operates;
(4) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of the Hartford HLS Fund's performance; (5) the effect of tax-deferred compounding on the Hartford HLS Fund's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in the Hartford HLS Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (6) the sectors or industries in which the Hartford HLS Fund invests may be compared to relevant indices or surveys (E.G., S&P Industry Surveys) in order to evaluate the Hartford HLS Fund's historical performance or current or potential value with respect to the particular industry or sector.

          From time to time, in reports or promotional literature, the Hartford HLS Funds may discuss, or provide quotes or commentary of their current portfolio managers, strategists, and other investment personnel, with respect to: the economy; securities markets; portfolio securities and their issuers; investment philosophies; strategies; techniques and criteria used in the selection of securities to be purchased or sold for the Hartford HLS Funds; the Hartford HLS Funds' portfolio holdings, including the description or graphical representation of portfolio risk and other fundamental data; the investment research and analysis process; the formulation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks, and similar or related matters. The Hartford HLS Funds may also quote or reprint all or a portion of evaluations or descriptions of fund performance and operations appearing in various independent publications.

          From time to time, the Hartford HLS Funds and HL Advisors also may refer to the following information:

     - The geographic and industry distribution of the Hartford HLS Funds' portfolios and the Hartford HLS Funds' top ten holdings;

     - To assist investors in understanding the different returns and risk characteristics of various investments, historical returns of various investments and published indices;

     - Rankings by DALBAR Surveys, Inc. with respect to mutual fund shareholder services;

     - Allegorical stories illustrating the importance of persistent long-term investing;

     - A Hartford HLS Fund's portfolio turnover rate and its ranking relative to industry standards as published by Lipper(R) Inc. or Morningstar, Inc.;

     - Historical information regarding HL Advisors, HIMCO, Wellington Management and their affiliates; and

     - Historical information regarding the asset size of one or more Hartford HLS Funds.

          Each Hartford HLS Fund's investment performance may be advertised in various financial publications, newspapers and magazines.

         From time to time the Hartford HLS Funds may publish the sales of shares of one or more of the Hartford HLS Funds on a gross or net basis and for various periods of time, and compare such sales with sales similarly reported by other investment companies.

          The Hartford HLS Funds are offered exclusively through Variable Contracts and to certain qualified retirement plans. Performance information presented for the Hartford HLS Funds should not be compared directly with performance information of other Variable Contracts without taking into account insurance-related charges and expenses payable with respect to the Variable Contracts. Insurance related charges and expenses are not reflected in the Hartford HLS Funds' performance information and reduces an investor's return under the Contract. The Hartford HLS Funds' annual and semi-annual reports also contain additional performance information. These reports are distributed to all current shareholders and will be made available to potential investors upon request and without charge.

                                      TAXES

FEDERAL TAX STATUS OF THE FUNDS

THE FOLLOWING DISCUSSION OF THE FEDERAL TAX STATUS OF THE HARTFORD HLS FUNDS IS A GENERAL AND ABBREVIATED SUMMARY BASED ON TAX LAWS AND REGULATIONS IN EFFECT ON THE DATE OF THIS SAI. TAX LAW IS SUBJECT TO CHANGE BY LEGISLATIVE, ADMINISTRATIVE OR JUDICIAL ACTION.

          Each Hartford HLS Fund is treated as a separate taxpayer for federal income tax purposes. Each Hartford HLS Fund intends to elect to be treated as a REGULATED INVESTMENT COMPANY under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code") and to qualify as a REGULATED INVESTMENT COMPANY each year. If a Hartford HLS Fund: (1) continues to qualify as a REGULATED INVESTMENT COMPANY, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the "90% distribution requirement") (which each Hartford HLS Fund intends to do), then under the provisions of Subchapter M, the Hartford HLS Fund should have little or no income taxable to it under the Code. In particular, a Hartford HLS Fund is not subject to federal income tax on the portion of its investment company taxable income and net capital gain (I.E., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

          A Hartford HLS Fund must meet several requirements to maintain its status as a REGULATED INVESTMENT COMPANY. These requirements include the following: (1) at least 90% of the Hartford HLS Fund's gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; and (2) at the close of each quarter of the Hartford HLS Fund's taxable year, (a) at least 50% of the value of the Hartford HLS Fund's total assets must consist of cash, cash items, securities of other REGULATED INVESTMENT COMPANIES, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the Hartford HLS Fund's assets nor more than 10% of the outstanding voting securities of such issuer, and (b) the Hartford HLS Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other REGULATED INVESTMENT COMPANIES), or of any two or more issuers that are controlled by the Hartford HLS Fund and that are engaged in the same or similar trades or businesses or related trades or businesses.

          The Hartford HLS Funds should not be subject to the 4% federal excise tax imposed on REGULATED INVESTMENT COMPANIES that do not distribute substantially all their income and gains each calendar year, if the Hartford HLS Funds' only shareholders are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts, and certain qualified retirement plans.

          Each of the Hartford HLS Funds also intends to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies' separate accounts that are used to support variable life insurance contracts and variable annuity contracts. Such separate accounts may meet these requirements by investing solely in the shares of a mutual fund registered under the 1940 Act as an open-end management investment company such as the Hartford HLS Funds. These requirements are in addition to the diversification requirements of subchapter M and of the 1940 Act, and may affect the securities in which a Hartford HLS Fund may invest. In order to comply with future requirements of Section 817(h) (or related provisions of the Code), a Hartford HLS Fund may be required, for example, to alter its investment objectives.

          The 817(h) requirements place certain limitations on the assets of each separate account (or underlying mutual fund) that may be invested in securities of a single issuer. These limitations apply to each Hartford HLS Fund's assets that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by a "safe harbor" described below, as of the end of each calendar quarter, or within 30 days thereafter:

- no more than 55% of a Fund's total assets may be represented by any one investment

-         no more than 70% by any two investments

-         no more than 80% by any three investments

-         no more than 90% by any four investments

          Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other REGULATED INVESTMENT companies. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

          Investment income received from sources within foreign countries, or capital gains earned by a Hartford HLS Fund from investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that may entitle the Hartford HLS Funds to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of these Hartford HLS Funds' assets to be invested within various countries is not now known. The Hartford HLS Funds each seek to operate so as to qualify for treaty-reduced rates of tax when applicable. Owners of variable life insurance and variable annuity contracts investing in such a Hartford HLS Fund bear the costs of any foreign tax, but are not be able to claim a foreign tax credit or deduction for these foreign taxes.

          A Hartford HLS Fund's transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Hartford HLS Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Hartford HLS Fund and defer losses of the Hartford HLS Fund. These rules: (1) could affect the character, amount and timing of distributions to shareholders of the Hartford HLS Fund, (2) could require such a Hartford HLS Fund to "mark to market" certain types of the positions in its portfolio (that is, treat them as if they were closed out), and
(3) may cause the Hartford HLS Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes described above. To mitigate the effect of these rules and prevent its disqualification as a REGULATED INVESTMENT COMPANY, each Hartford HLS Fund seeks to monitor its transactions, make the appropriate tax elections and make the appropriate entries in its books and records when it acquires any option, futures contract or hedged investment.

          If for any taxable year a Hartford HLS Fund fails to qualify as a REGULATED INVESTMENT COMPANY, all of its taxable income becomes subject to federal, and possibly state and local income tax at the regular corporate rates (without any deduction for distributions to its shareholders). In addition, if for any taxable year a Hartford HLS Fund fails to qualify as a REGULATED INVESTMENT COMPANY, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Hartford HLS Fund might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Likewise, if a Hartford HLS Fund fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Hartford HLS Fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Hartford HLS Funds' investment advisers and each Hartford HLS Fund intends to comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in lower total return for a Hartford HLS Fund than would otherwise be the case, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Hartford HLS Fund's investment sub-adviser might otherwise select.

          As of December 31, 2001, the following Hartford HLS Funds have capital loss carryforwards as indicated below. The capital loss carry over is available to offset future realized capital gains to the extent provided in the Code and regulations thereunder.

                                                           EXPIRATION DATES:
HARTFORD HLS FUND NAME                          AMOUNT       DECEMBER 31,
Advisers HLS Fund                             $  280,994         2009
Capital Appreciation HLS Fund                 $  256,284         2009
Global Advisers HLS Fund                      $   50,979         2009
Global Communications HLS Fund                $    2,525         2009
Global Financial Services HLS Fund            $      608         2009
Global Leaders HLS Fund                       $  158,795         2009
Global Technology HLS Fund                    $   42,708         2009
Global Technology HLS Fund                    $       64         2008
Growth and Income HLS Fund                    $   39,950         2009
High Yield HLS  Fund                          $    1,822         2009
High Yield HLS  Fund                          $    2,132         2008
High Yield HLS Fund                           $      148         2007
International Capital Appreciation HLS Fund   $      821         2009

International Opportunities HLS Fund          $  211,155         2009
MidCap HLS Fund                               $  103,468         2009
MidCap Value HLS Fund                         $      248         2009
Mortgage Securities HLS Fund                  $    2,016         2008
Mortgage Securities HLS Fund                  $    6,081         2007
Mortgage Securities HLS Fund                  $       89         2002
Small Company HLS Fund                        $  249,531         2009
Stock HLS Fund                                $  287,370         2009

          If a Hartford HLS Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income ("passive foreign investment companies"), that Hartford HLS Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Hartford HLS Fund is timely distributed to its shareholders. The Hartford HLS Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. As a result, owners of variable life insurance contracts and variable annuity contracts investing in such Hartford HLS Funds would bear the cost of these taxes and interest charges. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable Hartford HLS Fund to recognize taxable income or gain without the concurrent receipt of cash. Any Hartford HLS Fund that acquires stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

          Foreign exchange gains and losses realized by a Hartford HLS Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Hartford HLS Fund's investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of "qualifying income" from which the Hartford HLS Fund must derive at least 90% of its annual gross income.

          Each Hartford HLS Fund that invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Hartford HLS Fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because a Hartford HLS Fund must meet the 90% distribution requirement to qualify as a REGULATED INVESTMENT company, it may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the applicable distribution requirements.

          The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a Hartford HLS Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

INVESTOR TAXATION

          Under current law, owners of variable life insurance contracts and variable annuity contracts and employee benefit plan participants who are indirectly invested in a Hartford HLS Fund generally are not subject to federal income tax on Hartford HLS Fund earnings or distributions or on gains realized upon the sale or redemption of Hartford HLS Fund shares until they are withdrawn from the contract or plan. FOR INFORMATION CONCERNING THE FEDERAL INCOME TAX CONSEQUENCES TO THE OWNERS OF VARIABLE LIFE INSURANCE CONTRACTS AND VARIABLE ANNUITY CONTRACTS, SEE THE PROSPECTUSES FOR SUCH CONTRACTS. FOR INFORMATION CONCERNING THE FEDERAL INCOME TAX CONSEQUENCES TO PLAN PARTICIPANTS, SEE THE SUMMARY PLAN DESCRIPTION OR CONTACT YOUR PLAN ADMINISTRATOR.

                                    CUSTODIAN

          Portfolio securities of each Hartford HLS Fund are held pursuant to a separate Custodian Agreement between each Hartford HLS Fund and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                                 TRANSFER AGENT

          Hartford Investor Services Company, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the Hartford HLS Funds. The transfer agent issues and redeems shares of the Hartford HLS Funds and disburses any dividends declared by the Hartford HLS Funds.

                                   DISTRIBUTOR

          Hartford Securities Distribution Company, 200 Hopmeadow Street, Simsbury, Connecticut 06089, acts as each Hartford HLS Fund's distributor.

                         INDEPENDENT PUBLIC ACCOUNTANTS

          The audited financial statements and financial highlights have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are incorporated by reference herein in reliance upon the authority of said firm as experts in giving said report. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                                OTHER INFORMATION

          The Hartford Index HLS Fund uses the Standard & Poor's 500 Index as its benchmark. "Standard & Poor's"(R), "S&P"(R), "S&P 500"(R), "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company. The fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the fund regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Hartford Life Insurance Company is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the fund or Hartford Life Insurance Company. S&P has no obligation to take the needs of the fund or its shareholders, or Hartford Life Insurance Company, into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the net asset value of the fund or the timing of the issuance or sale of shares in the fund. S&P has no obligation or liability in connection with the administration, marketing or trading of the fund.

          In addition, S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the fund, its shareholders or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

                              FINANCIAL STATEMENTS

          Each Hartford HLS Fund's audited financial statements as of and for the year ended December 31, 2001, together with the notes thereto and report of Arthur Andersen LLP, independent public accountants, contained in the Hartford HLS Funds' annual report as filed with the SEC are incorporated by reference into this SAI.

                                   APPENDIX A

          The rating information which follows describes how the rating services mentioned presently rate the described securities. No reliance is made upon the rating firms as "experts" as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

RATING OF BONDS

          MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

          Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

          A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

          STANDARD AND POOR'S CORPORATION ("STANDARD & POOR'S")

          AAA - Bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

          AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

          A - Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the considerable investment strength but are not entirely free from adverse effects of changes in circumstances and economic conditions than debt in the highest rated categories.

          BBB - Bonds rated BBB and regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

          BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

RATING OF COMMERCIAL PAPER

          MOODY'S

          Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

-         Leading market positions in well-established industries.

-         High rates of return on funds employed.

- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

          Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

          Issuers rated Not Prime do not fall within any of the Prime rating categories.

          STANDARD & POOR'S

          The relative strength or weakness of the following factors determines whether the issuer's commercial paper is rated A-1 or A-2.

-         Liquidity ratios are adequate to meet cash requirements.

                    Liquidity ratios are basically as follows, broken down by the type of issuer:

                    Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.

                    Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.

                    Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.

The long-term senior debt rating is "A" or better; in some instances "BBB" credits may be allowed if other factors outweigh the "BBB".

- The issuer has access to at least two additional channels of borrowing.

- Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

- Typically, the issuer's industry is well established and the issuer has a strong position within its industry.

-         The reliability and quality of management are unquestioned.

                                                      PART C

                                                 OTHER INFORMATION

Item 23.  Exhibits

          a.(i) Articles of Incorporation (incorporated by reference to Initial Registration Statement on Form N-1A (File No. 333-45431) filed on February 2, 1998)
          a.(ii) Articles Supplementary, dated August 20, 2002 (filed herewith)
          b. By-Laws (incorporated by reference to Initial Registration Statement (File No. 333-45431) filed on February 2, 1998)
          c.        Not Applicable
          d.(i) Form of Amended and Restated Investment Management Agreement (filed herewith) (all Funds other than those listed in d.(ii) and (iii) below)
          d.(ii) Form of Amended and Restated Investment Management Agreement (filed herewith) (Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS
                    Fund)
          d.(iii) Form of Amended and Restated Investment Advisory Agreement (filed herewith) (Hartford Bond HLS Fund, Hartford Index HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund)
          d.(iv) Form of Amended and Restated Sub-Advisory Agreement with Wellington Management Company, LLP (filed herewith) (Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, Hartford Value HLS Fund).
          d.(v) Form of Amended and Restated Sub-Advisory Agreement with Wellington Management Company, LLP (filed herewith) (Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund).
          d.(vi) Form of Amended and Restated Investment Services Agreement with Hartford Investment Management Company (filed herewith) (Hartford High Yield HLS Fund)
          d.(vii) Form of Amended and Restated Investment Services Agreement with Hartford Investment Management Company (filed herewith) (Hartford Bond HLS Fund, Hartford Index HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS
                    Fund)
          e. Form of Amended and Restated Principal Underwriting Agreement (filed herewith)
          f.        Not Applicable
          g. Form of Amended and Restated Custodian Agreement (filed herewith)
          h.(i) Form of Amended and Restated Share Purchase Agreement (filed herewith)
          h.(ii) Form of Amended and Restated Share Purchase Agreement (filed herewith)
          h.(iii) Form of Amended and Restated Administrative Services Agreement (filed herewith)
          i.        Opinion and Consent of Counsel (filed herewith)
          j. Consent of Independent Public Accountants (incorporated by reference to Post-Effective Amendment #13 to Registration Statement on Form N-1A (File No. 333-45431) filed on
                    April 30, 2002)
          k.        Not Applicable
          l.        Not Applicable
          m. Form of Amended and Restated Rule 12b-1 Plan (filed herewith)
          n. Form of Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 (filed herewith)
          o.        Not Applicable
          p.(i) Code of Ethics of HL Investment Advisors, LLC (incorporated by reference to Post-Effective Amendment #13 to Registration Statement on Form N-1A (File No. 333-45431) filed on
                    April 30, 2002)
          p.(ii) Code of Ethics of Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment #13 to Registration Statement on Form N-1A (File No. 333-45431) filed on April 30, 2002)
          p.(iii) Code of Ethics of Hartford Securities Distribution Company (incorporated by reference to Post-Effective Amendment #7 to Registration Statement on Form N-1A (File No. 333-45431) filed on April 28, 2000)
          p.(iv) Code of Ethics of Wellington Management Company LLP (incorporated by reference to Post-Effective Amendment #7 to Registration Statement on Form N-1A (File No. 333-45431) filed on April 28, 2000)
          q.        Power of Attorney (filed herewith)

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
          -------------------------------------------------------------

          As of July 31, 2002, any persons directly or indirectly under common control with Hartford Series Fund, Inc. are affiliates of, and are controlled by, The Hartford Financial Services Group, Inc., a Maryland corporation. Information about all such persons is incorporated herein by reference to the Form 10-K of The Hartford Financial Services Group, Inc. filed on March 20, 2002.


Item 25.  INDEMNIFICATION
          ---------------

          The relevant portion of Article V of the Articles of Incorporation provides:

          (f) The Corporation shall indemnify (i) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland and the federal securities laws now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the Bylaws and as permitted by law. Nothing contained herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such bylaws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

          (g) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and the Investment Company Act, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal.

               Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
          ----------------------------------------------------

          HL Investment Advisors, LLC serves as investment adviser to each of the investment companies included in this Registration Statement.

                                  POSITION WITH HL
NAME                              INVESTMENT ADVISORS, LLC       OTHER BUSINESS
----                              ------------------------       --------------
Thomas M. Marra                   President, CEO and Manager     President and Chief Operating Officer of
                                                                 Hartford Life, Inc.(1) ("HL Inc.")

David Znamierowski                Senior Vice President and      President of Hartford Investment
                                  Manager                        Management Company(2) ("HIMCO")


Peter W. Cummins                  Senior Vice President and      Senior Vice President of HL Inc.
                                  Manager

David T. Foy                      Senior Vice President and      Senior Vice President, Chief Financial
                                  Treasurer                      Officer and Treasurer of HL Inc.

George R. Jay                     Controller                     Secretary and Director of Hartford Life
                                                                 Insurance Company(3) ("HLIC")

John C. Walters                   Executive Vice President and   Executive Vice President and Director of
                                  Manager                        the Investment Products Division of HLIC

Christine H. Repasy               Senior Vice President,         Senior Vice President and General Counsel
                                  General Counsel and Corporate  of HL Inc.
                                  Secretary

Ryan W. Johnson                   Manager

Bruce W. Ferris                   Manager

Kevin J. Carr                     Assistant Secretary            Assistant General Counsel of The Hartford
                                                                 Financial Services Group, Inc.4 ("The
                                                                 Hartford");

Dawn M. Cormier                   Assistant Secretary            Assistant Secretary HL Inc.

Diane E. Tatelman                 Assistant Secretary            Assistant Secretary HL Inc.

     (1) The principal business address for HL Inc. is 200 Hopmeadow Street, Simsbury, CT 06089
     (2) The principal business address for HIMCO is 55 Farmington Avenue, Hartford, CT 06105
     (3) The principal business address for HLIC is 200 Hopmeadow Street, Simsbury, CT 06089
     (4) The principal business address for The Hartford is Hartford Plaza, Hartford, CT 06115


Item 27.  PRINCIPAL UNDERWRITERS
          ----------------------

     Hartford Securities Distribution Company, Inc. ("HSD") is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. HSD is the principal underwriter for the following registered investment companies:

  Hartford Series Fund, Inc.
  Hartford HLS Series Fund II, Inc.
  Hartford Life Insurance Company             Separate Account One
                                              Separate Account Two
                                              Separate Account Two (DC Variable
                                                Account I)
                                              Separate Account Two (DC Variable
                                                Account II)
                                              Separate Account Two (QP Variable
                                                Account)
                                              Separate Account Two (Variable
                                                Account "A")
                                              Separate Account Two (NQ Variable
                                                Account)
                                              Separate Account Ten
                                              Separate Account Three
                                              Separate Account Five
                                              Separate Account Seven
                                              Separate Account Eleven

  Hartford Life and Annuity Insurance         Separate Account One
     Company                                  Separate Account Ten
                                              Separate Account Three
                                              Separate Account Five
                                              Separate Account Six
                                              Separate Account Seven

  Hart Life Insurance Company                 Separate Account One
                                              Separate Account Two

  American Maturity Life Insurance Company    Separate Account AMLVA

  Servus Life Insurance Company               Separate Account One
                                              Separate Account Two

The Directors and principal officers of HSD and their position with the Registrant are as follows:

    NAME AND PRINCIPAL             POSITIONS AND OFFICES                  POSITION AND OFFICES
    BUSINESS ADDRESS*                 WITH UNDERWRITER                       WITH REGISTRANT
    -----------------                 ----------------                       ---------------
John C. Walters              Executive Vice President and Director        Vice President
Peter Cummins                Senior Vice President                        Vice President
Christine H. Repasy          Senior Vice President, General Counsel       None
                             and Corporate Secretary
David A. Carlson             Vice President                               None
Bruce W. Ferris              Vice President                               None
Ryan W. Johnson              Vice President                               None
Stephen T. Joyce             Vice President                               None
Martin A. Swanson            Vice President                               None
George R. Jay                Controller                                   Controller & Treasurer
David T. Foy                 Treasurer and Director                       None
Brian S. Becker              Assistant Corporate Secretary                None
Dawn M. Cormier              Assistant Secretary                          None
Sarah Harding                Assistant Secretary                          None
Glen J. Kvadus               Assistant Secretary                          None
Paul E. Olson**              Assistant Secretary                          None
Diane E. Tatelman            Assistant Secretary                          None
Joseph W. Tedesco, Jr.***    Assistant Secretary                          None
Thomas M. Marra              President, Chief Executive Officer,          Vice President
                             Chairman of the Board and Director

     *Unless otherwise indicated, principal business address is 200 Hopmeadow
      Street, Simsbury, CT 06089
    **Principal business address is 500 Bielenberg Drive, Woodbury, MN 55125 ***Principal business address is Hartford Plaza, Hartford, CT 06115


Item 28.  LOCATION OF ACCOUNTS AND RECORDS
          --------------------------------

          Books or other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 and the Registrant's transfer agent, Hartford Investor Services Company, 200 Hopmeadow Street, Simsbury, CT 06089. Registrant's financial ledgers and other corporate records are maintained at its offices at the Hartford Life Insurance Companies, 200 Hopmeadow Street, Simsbury, CT 06089.

Item 29.  MANAGEMENT SERVICES
          -------------------

          Not Applicable


Item 30.  UNDERTAKINGS
          -------------------

          Not Applicable

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 29th day of August, 2002.


                                         HARTFORD SERIES FUND, INC.


                                         By:                  *
                                             -----------------------------------
                                                 David M. Znamierowski
                                                 Its: President

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                            TITLE                              DATE
---------                            -----                              ----
            *                        President                          August 29, 2002
----------------------------         (Chief Executive Officer
David M. Znamierowski                & Director)


            *                        Controller & Treasurer             August 29, 2002
----------------------------         (Chief Accounting Officer &
George R. Jay                        Chief Financial Officer)


            *                        Director                           August 29, 2002
----------------------------
Winifred E. Coleman


            *                        Director                           August 29, 2002
----------------------------
Robert M. Gavin, Jr.


            *                        Director                           August 29, 2002
----------------------------
Duane E. Hill

            *                        Director                           August 29, 2002
----------------------------
Thomas M. Marra


            *                        Director                           August 29, 2002
----------------------------
Phillip O. Peterson


            *                        Director                           August 29, 2002
----------------------------
Millard H. Pryor, Jr.


            *                        Director                           August 29, 2002
----------------------------
Lowndes A. Smith


            *                        Director                           August 29, 2002
----------------------------
John K. Springer


/s/ Kevin J. Carr                                                       August 29, 2002
----------------------------
* By Kevin J. Carr
     Attorney-in-fact

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 29th day of August, 2002.


                                         HARTFORD ADVISERS HLS FUND, INC.


                                         By:                  *
                                             -----------------------------------
                                                 David M. Znamierowski
                                                 Its: President

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                            TITLE                              DATE
---------                            -----                              ----
            *                        President                          August 29, 2002
----------------------------         (Chief Executive Officer
David M. Znamierowski                & Director)


            *                        Controller & Treasurer             August 29, 2002
----------------------------         (Chief Accounting Officer &
George R. Jay                        Chief Financial Officer)


            *                        Director                           August 29, 2002
----------------------------
Winifred E. Coleman


            *                        Director                           August 29, 2002
----------------------------
Robert M. Gavin, Jr.


            *                        Director                           August 29, 2002
----------------------------
Duane E. Hill

            *                        Director                           August 29, 2002
----------------------------
Thomas M. Marra


            *                        Director                           August 29, 2002
----------------------------
Phillip O. Peterson


            *                        Director                           August 29, 2002
----------------------------
Millard H. Pryor, Jr.


            *                        Director                           August 29, 2002
----------------------------
Lowndes A. Smith


            *                        Director                           August 29, 2002
----------------------------
John K. Springer


/s/ Kevin J. Carr                                                       August 29, 2002
----------------------------
* By Kevin J. Carr
     Attorney-in-fact

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 29th day of August, 2002.


                                         HARTFORD BOND HLS FUND, INC.


                                         By:                  *
                                             -----------------------------------
                                                 David M. Znamierowski
                                                 Its: President

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                            TITLE                              DATE
---------                            -----                              ----
            *                        President                          August 29, 2002
----------------------------         (Chief Executive Officer
David M. Znamierowski                & Director)


            *                        Controller & Treasurer             August 29, 2002
----------------------------         (Chief Accounting Officer &
George R. Jay                        Chief Financial Officer)


            *                        Director                           August 29, 2002
----------------------------
Winifred E. Coleman


            *                        Director                           August 29, 2002
----------------------------
Robert M. Gavin, Jr.


            *                        Director                           August 29, 2002
----------------------------
Duane E. Hill

            *                        Director                           August 29, 2002
----------------------------
Thomas M. Marra


            *                        Director                           August 29, 2002
----------------------------
Phillip O. Peterson


            *                        Director                           August 29, 2002
----------------------------
Millard H. Pryor, Jr.


            *                        Director                           August 29, 2002
----------------------------
Lowndes A. Smith


            *                        Director                           August 29, 2002
----------------------------
John K. Springer


/s/ Kevin J. Carr                                                       August 29, 2002
----------------------------
* By Kevin J. Carr
     Attorney-in-fact

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 29th day of August, 2002.


                                    HARTFORD CAPITAL APPRECIATION HLS FUND, INC.


                                    By:                  *
                                        -----------------------------------
                                             David M. Znamierowski
                                             Its: President

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                            TITLE                              DATE
---------                            -----                              ----
            *                        President                          August 29, 2002
----------------------------         (Chief Executive Officer
David M. Znamierowski                & Director)


            *                        Controller & Treasurer             August 29, 2002
----------------------------         (Chief Accounting Officer &
George R. Jay                        Chief Financial Officer)


            *                        Director                           August 29, 2002
----------------------------
Winifred E. Coleman


            *                        Director                           August 29, 2002
----------------------------
Robert M. Gavin, Jr.


            *                        Director                           August 29, 2002
----------------------------
Duane E. Hill

            *                        Director                           August 29, 2002
----------------------------
Thomas M. Marra


            *                        Director                           August 29, 2002
----------------------------
Phillip O. Peterson


            *                        Director                           August 29, 2002
----------------------------
Millard H. Pryor, Jr.


            *                        Director                           August 29, 2002
----------------------------
Lowndes A. Smith


            *                        Director                           August 29, 2002
----------------------------
John K. Springer


/s/ Kevin J. Carr                                                       August 29, 2002
----------------------------
* By Kevin J. Carr
     Attorney-in-fact

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 29th day of August, 2002.


                                   HARTFORD DIVIDEND AND GROWTH HLS FUND, INC.


                                   By:                  *
                                       -----------------------------------
                                           David M. Znamierowski
                                           Its: President

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                            TITLE                              DATE
---------                            -----                              ----
            *                        President                          August 29, 2002
----------------------------         (Chief Executive Officer
David M. Znamierowski                & Director)


            *                        Controller & Treasurer             August 29, 2002
----------------------------         (Chief Accounting Officer &
George R. Jay                        Chief Financial Officer)


            *                        Director                           August 29, 2002
----------------------------
Winifred E. Coleman


            *                        Director                           August 29, 2002
----------------------------
Robert M. Gavin, Jr.


            *                        Director                           August 29, 2002
----------------------------
Duane E. Hill

            *                        Director                           August 29, 2002
----------------------------
Thomas M. Marra


            *                        Director                           August 29, 2002
----------------------------
Phillip O. Peterson


            *                        Director                           August 29, 2002
----------------------------
Millard H. Pryor, Jr.


            *                        Director                           August 29, 2002
----------------------------
Lowndes A. Smith


            *                        Director                           August 29, 2002
----------------------------
John K. Springer


/s/ Kevin J. Carr                                                       August 29, 2002
----------------------------
* By Kevin J. Carr
     Attorney-in-fact

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 29th day of August, 2002.


                                         HARTFORD GLOBAL ADVISERS HLS FUND, INC.


                                         By:                  *
                                             -----------------------------------
                                                 David M. Znamierowski
                                                 Its: President

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                            TITLE                              DATE
---------                            -----                              ----
            *                        President                          August 29, 2002
----------------------------         (Chief Executive Officer
David M. Znamierowski                & Director)


            *                        Controller & Treasurer             August 29, 2002
----------------------------         (Chief Accounting Officer &
George R. Jay                        Chief Financial Officer)


            *                        Director                           August 29, 2002
----------------------------
Winifred E. Coleman


            *                        Director                           August 29, 2002
----------------------------
Robert M. Gavin, Jr.


            *                        Director                           August 29, 2002
----------------------------
Duane E. Hill

            *                        Director                           August 29, 2002
----------------------------
Thomas M. Marra


            *                        Director                           August 29, 2002
----------------------------
Phillip O. Peterson


            *                        Director                           August 29, 2002
----------------------------
Millard H. Pryor, Jr.


            *                        Director                           August 29, 2002
----------------------------
Lowndes A. Smith


            *                        Director                           August 29, 2002
----------------------------
John K. Springer


/s/ Kevin J. Carr                                                       August 29, 2002
----------------------------
* By Kevin J. Carr
     Attorney-in-fact

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 29th day of August, 2002.


                                         HARTFORD INDEX HLS FUND, INC.


                                         By:                  *
                                             -----------------------------------
                                                 David M. Znamierowski
                                                 Its: President

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                            TITLE                              DATE
---------                            -----                              ----
            *                        President                          August 29, 2002
----------------------------         (Chief Executive Officer
David M. Znamierowski                & Director)


            *                        Controller & Treasurer             August 29, 2002
----------------------------         (Chief Accounting Officer &
George R. Jay                        Chief Financial Officer)


            *                        Director                           August 29, 2002
----------------------------
Winifred E. Coleman


            *                        Director                           August 29, 2002
----------------------------
Robert M. Gavin, Jr.


            *                        Director                           August 29, 2002
----------------------------
Duane E. Hill

            *                        Director                           August 29, 2002
----------------------------
Thomas M. Marra


            *                        Director                           August 29, 2002
----------------------------
Phillip O. Peterson


            *                        Director                           August 29, 2002
----------------------------
Millard H. Pryor, Jr.


            *                        Director                           August 29, 2002
----------------------------
Lowndes A. Smith


            *                        Director                           August 29, 2002
----------------------------
John K. Springer


/s/ Kevin J. Carr                                                       August 29, 2002
----------------------------
* By Kevin J. Carr
     Attorney-in-fact

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 29th day of August, 2002.


                            HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND, INC.


                            By:                  *
                                -----------------------------------
                                    David M. Znamierowski
                                    Its: President

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                            TITLE                              DATE
---------                            -----                              ----
            *                        President                          August 29, 2002
----------------------------         (Chief Executive Officer
David M. Znamierowski                & Director)


            *                        Controller & Treasurer             August 29, 2002
----------------------------         (Chief Accounting Officer &
George R. Jay                        Chief Financial Officer)


            *                        Director                           August 29, 2002
----------------------------
Winifred E. Coleman


            *                        Director                           August 29, 2002
----------------------------
Robert M. Gavin, Jr.


            *                        Director                           August 29, 2002
----------------------------
Duane E. Hill

            *                        Director                           August 29, 2002
----------------------------
Thomas M. Marra


            *                        Director                           August 29, 2002
----------------------------
Phillip O. Peterson


            *                        Director                           August 29, 2002
----------------------------
Millard H. Pryor, Jr.


            *                        Director                           August 29, 2002
----------------------------
Lowndes A. Smith


            *                        Director                           August 29, 2002
----------------------------
John K. Springer


/s/ Kevin J. Carr                                                       August 29, 2002
----------------------------
* By Kevin J. Carr
     Attorney-in-fact

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 29th day of August, 2002.


                                         HARTFORD MIDCAP HLS FUND, INC.


                                         By:                  *
                                             -----------------------------------
                                                 David M. Znamierowski
                                                 Its: President

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                            TITLE                              DATE
---------                            -----                              ----
            *                        President                          August 29, 2002
----------------------------         (Chief Executive Officer
David M. Znamierowski                & Director)


            *                        Controller & Treasurer             August 29, 2002
----------------------------         (Chief Accounting Officer &
George R. Jay                        Chief Financial Officer)


            *                        Director                           August 29, 2002
----------------------------
Winifred E. Coleman


            *                        Director                           August 29, 2002
----------------------------
Robert M. Gavin, Jr.


            *                        Director                           August 29, 2002
----------------------------
Duane E. Hill

            *                        Director                           August 29, 2002
----------------------------
Thomas M. Marra


            *                        Director                           August 29, 2002
----------------------------
Phillip O. Peterson


            *                        Director                           August 29, 2002
----------------------------
Millard H. Pryor, Jr.


            *                        Director                           August 29, 2002
----------------------------
Lowndes A. Smith


            *                        Director                           August 29, 2002
----------------------------
John K. Springer


/s/ Kevin J. Carr                                                       August 29, 2002
----------------------------
* By Kevin J. Carr
     Attorney-in-fact

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 29th day of August, 2002.


                                         HARTFORD MONEY MARKET HLS FUND, INC.


                                         By:                  *
                                             -----------------------------------
                                                 David M. Znamierowski
                                                 Its: President

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                            TITLE                              DATE
---------                            -----                              ----
            *                        President                          August 29, 2002
----------------------------         (Chief Executive Officer
David M. Znamierowski                & Director)


            *                        Controller & Treasurer             August 29, 2002
----------------------------         (Chief Accounting Officer &
George R. Jay                        Chief Financial Officer)


            *                        Director                           August 29, 2002
----------------------------
Winifred E. Coleman


            *                        Director                           August 29, 2002
----------------------------
Robert M. Gavin, Jr.


            *                        Director                           August 29, 2002
----------------------------
Duane E. Hill

            *                        Director                           August 29, 2002
----------------------------
Thomas M. Marra


            *                        Director                           August 29, 2002
----------------------------
Phillip O. Peterson


            *                        Director                           August 29, 2002
----------------------------
Millard H. Pryor, Jr.


            *                        Director                           August 29, 2002
----------------------------
Lowndes A. Smith


            *                        Director                           August 29, 2002
----------------------------
John K. Springer


/s/ Kevin J. Carr                                                       August 29, 2002
----------------------------
* By Kevin J. Carr
     Attorney-in-fact

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 29th day of August, 2002.


                                    HARTFORD MORTGAGE SECURITIES HLS FUND, INC.


                                    By:                  *
                                        -----------------------------------
                                            David M. Znamierowski
                                            Its: President

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                            TITLE                              DATE
---------                            -----                              ----
            *                        President                          August 29, 2002
----------------------------         (Chief Executive Officer
David M. Znamierowski                & Director)


            *                        Controller & Treasurer             August 29, 2002
----------------------------         (Chief Accounting Officer &
George R. Jay                        Chief Financial Officer)


            *                        Director                           August 29, 2002
----------------------------
Winifred E. Coleman


            *                        Director                           August 29, 2002
----------------------------
Robert M. Gavin, Jr.


            *                        Director                           August 29, 2002
----------------------------
Duane E. Hill

            *                        Director                           August 29, 2002
----------------------------
Thomas M. Marra


            *                        Director                           August 29, 2002
----------------------------
Phillip O. Peterson


            *                        Director                           August 29, 2002
----------------------------
Millard H. Pryor, Jr.


            *                        Director                           August 29, 2002
----------------------------
Lowndes A. Smith


            *                        Director                           August 29, 2002
----------------------------
John K. Springer


/s/ Kevin J. Carr                                                       August 29, 2002
----------------------------
* By Kevin J. Carr
     Attorney-in-fact

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 29th day of August, 2002.


                                         HARTFORD SMALL COMPANY HLS FUND, INC.


                                         By:                  *
                                             -----------------------------------
                                                 David M. Znamierowski
                                                 Its: President

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                            TITLE                              DATE
---------                            -----                              ----
            *                        President                          August 29, 2002
----------------------------         (Chief Executive Officer
David M. Znamierowski                & Director)


            *                        Controller & Treasurer             August 29, 2002
----------------------------         (Chief Accounting Officer &
George R. Jay                        Chief Financial Officer)


            *                        Director                           August 29, 2002
----------------------------
Winifred E. Coleman


            *                        Director                           August 29, 2002
----------------------------
Robert M. Gavin, Jr.


            *                        Director                           August 29, 2002
----------------------------
Duane E. Hill

            *                        Director                           August 29, 2002
----------------------------
Thomas M. Marra


            *                        Director                           August 29, 2002
----------------------------
Phillip O. Peterson


            *                        Director                           August 29, 2002
----------------------------
Millard H. Pryor, Jr.


            *                        Director                           August 29, 2002
----------------------------
Lowndes A. Smith


            *                        Director                           August 29, 2002
----------------------------
John K. Springer


/s/ Kevin J. Carr                                                       August 29, 2002
----------------------------
* By Kevin J. Carr
     Attorney-in-fact

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 29th day of August, 2002.


                                         HARTFORD STOCK HLS FUND, INC.


                                         By:                  *
                                             -----------------------------------
                                                 David M. Znamierowski
                                                 Its: President

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                            TITLE                              DATE
---------                            -----                              ----
            *                        President                          August 29, 2002
----------------------------         (Chief Executive Officer
David M. Znamierowski                & Director)


            *                        Controller & Treasurer             August 29, 2002
----------------------------         (Chief Accounting Officer &
George R. Jay                        Chief Financial Officer)


            *                        Director                           August 29, 2002
----------------------------
Winifred E. Coleman


            *                        Director                           August 29, 2002
----------------------------
Robert M. Gavin, Jr.


            *                        Director                           August 29, 2002
----------------------------
Duane E. Hill

            *                        Director                           August 29, 2002
----------------------------
Thomas M. Marra


            *                        Director                           August 29, 2002
----------------------------
Phillip O. Peterson


            *                        Director                           August 29, 2002
----------------------------
Millard H. Pryor, Jr.


            *                        Director                           August 29, 2002
----------------------------
Lowndes A. Smith


            *                        Director                           August 29, 2002
----------------------------
John K. Springer


/s/ Kevin J. Carr                                                       August 29, 2002
----------------------------
* By Kevin J. Carr
     Attorney-in-fact

                                  EXHIBIT INDEX

EXHIBIT NO.



a.(ii)   Articles Supplementary

d.(i)    Form of Amended and Restated Investment Management Agreement

d.(ii)   Form of Amended and Restated Investment Management Agreement

d.(iii)  Form of Amended and Restated Investment Advisory Agreement

d.(iv)   Form of Amended and Restated Sub-Advisory Agreement with Wellington
         Management Company, LLP

d.(v)    Form of Amended and Restated Sub-Advisory Agreement with Wellington
         Management Company, LLP

d.(vi)   Form of Amended and Restated Investment Services Agreement with
         Hartford Investment Management Company

d.(vii)  Form of Amended and Restated Investment Services Agreement with
         Hartford Investment Management Company

e.       Form of Amended and Restated Principal Underwriting Agreement

g.       Form of Amended and Restated Custodian Agreement

h.(i)    Form of Amended and Restated Share Purchase Agreement

h.(ii)   Form of Amended and Restated Share Purchase Agreement

h.(iii)  Form of Amended and Restated Administrative Services Agreement

i.       Opinion and Consent of Counsel

m.       Form of Amended and Restated Rule 12b-1 Plan

n.       Form of Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3

q.       Power of Attorney
